UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07507
                                                    -------------

                          Scudder Investments VIT Funds
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                             Two International Place
                              Boston, MA 02110-4103
                       ---------------------------------
               (Address of principal executive offices) (Zip code)

                                  John Millette
                             Two International Place
                              Boston, MA 02110-4103
                       ---------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-535-0532
                                                           --------------

                   Date of fiscal year end: December 31, 2004
                                           --------------------

                  Date of reporting period: September 30, 2004
                                           ---------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

Scudder VIT Small Cap Index Fund

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS September 30, 2004  (Unaudited)

 SHARES   SECURITY                                                         VALUE

          COMMON STOCKS--99.24%
  2,100   1-800 Contacts, Inc.(1)                                      $  31,941
 11,200   1-800-FLOWERS.COM, Inc.(1)                                      92,960
  7,000   21st Century Insurance Group                                    93,450
 12,300   24/7 Real Media, Inc.(1)                                        47,109
  6,100   4Kids Entertainment, Inc.(1)                                   123,220
 18,300   99 Cents Only Stores(1)                                        260,409
  6,000   A.C. Moore Arts & Crafts, Inc.(1)                              148,380
  6,560   A.O. Smith Corp.                                               159,736
  3,600   A.S.V., Inc.(1)                                                134,748
  3,500   Aaon, Inc.(1)                                                   60,900
 14,150   AAR Corp.(1)                                                   176,167
 14,250   Aaron Rents, Inc.                                              310,080
  8,300   Abaxis, Inc.(1)                                                107,983
  3,800   ABC Bancorp                                                     76,646
 30,700   Abgenix, Inc.(1)                                               302,702
  4,900   Abiomed, Inc.(1)                                                43,365
  7,600   Able Laboratories, Inc.(1)                                     145,616
 14,000   ABM Industries, Inc.                                           282,100
 10,700   Acadia Realty Trust, REIT                                      157,825
 11,000   Accelrys, Inc.(1)                                               71,720
  7,000   Accredited Home Lenders Holding Co.(1)                         269,640
  4,300   ACE Cash Express, Inc.(1)                                      111,972
  7,200   Aceto Corp.                                                    103,680
 11,868   Actel Corp.(1)                                                 180,394
  5,800   Action Performance Cos., Inc.                                   58,754
 17,900   ActivCard Corp.(1)                                             109,906
  8,600   Actuant Corp.(1)                                               354,406
 16,600   Actuate Corp.(1)                                                58,598
 18,331   Acuity Brands, Inc.                                            435,728
 42,800   Adaptec, Inc.(1)                                               325,280
  4,700   ADE Corp.(1)                                                    80,064
  7,700   Administaff, Inc.(1)                                            90,090
 17,000   Adolor Corp.(1)                                                191,250
 27,122   Advanced Digital Information Corp.(1)                          235,961
  9,506   Advanced Energy Industries(1)                                   88,311
  5,750   Advanced Marketing Services                                     62,042
 13,500   Advanced Medical Optics, Inc.(1)                               534,195
  7,500   Advanced Neuromodulation Systems, Inc.(1)                      227,625
  9,100   Advanta Corp. - Class B                                        220,129
 10,400   Advent Software, Inc.(1)                                       175,032
  6,200   Advisory Board Co. (The)(1)                                    208,320
 11,650   ADVO, Inc.                                                     360,451
 24,650   Aeroflex, Inc.(1)                                              260,550
 21,100   Aeropostale, Inc.(1)                                           552,820
  9,100   Affiliated Managers Group, Inc.(1),(2)                         487,214
  8,100   Affordable Residential Communities, REIT                       118,260
  5,500   Aftermarket Technology Corp.(1)                                 69,190
 21,500   Agile Software Corp.(1)                                        170,495
 11,268   Agilysys, Inc.                                                 194,824
  1,300   AgriBioTech, Inc.(1)                                                 0
 24,400   Airgas, Inc.                                                   587,308
  5,300   AirGate PCS, Inc.(1)                                           103,880
 14,600   Airspan Networks, Inc.(1)                                       79,278
 31,800   Airtran Holdings, Inc.(1)                                      316,728
 43,100   AK Steel Holding Corp.(1)                                      351,696
  5,500   Aksys Ltd.(1),(2)                                               26,125
  6,000   Alabama National Bancorp                                       359,220
 27,800   Alamosa Holdings, Inc.(1)                                      212,392
 10,500   Alaska Air Group, Inc.(1)                                      260,190
 10,352   Albany International Corp. - Class A                           308,593
 10,800   Albany Molecular Research, Inc.(1)                             103,680
 13,100   Albemarle Corp.                                                459,679
 17,000   Alderwoods Group, Inc.(1)                                      167,110
 17,207   Alexander & Baldwin, Inc.                                      584,006
    800   Alexander's, Inc.(1)                                           159,280
  8,200   Alexandria Real Estate Equities, Inc.                          538,904
  9,735   Alexion Pharmaceuticals, Inc.(1)                               175,230
 13,200   Alfa Corp.                                                     184,272
  1,400   Alico, Inc.                                                     59,640
 19,200   Align Technology, Inc.(1)                                      293,376
 33,800   Alkermes, Inc.(1)                                              390,052
 37,600   Allegheny Technologies, Inc.                                   686,200
 19,200   Alliance Gaming Corp.(1)                                       289,152
  1,700   Alliance Imaging, Inc.(1)                                       12,699
  9,319   Alliance Semiconductor Corp.(1)                                 32,244
 16,100   Alloy, Inc.(1)                                                  61,019
 13,300   Allscripts Healthcare Solution, Inc.(1)                        119,700
 14,690   Alpharma, Inc. - Class A                                       268,680
  9,200   Altiris, Inc.(1)                                               291,180
  2,300   Ambassadors Group, Inc.                                         62,100
 12,200   AMC Entertainment, Inc.(1)                                     233,508
  7,950   Amcol International Corp.                                      152,004
  9,413   Amcore Financial, Inc.                                         267,141
  4,800   Amedisys, Inc.(1)                                              143,760
  2,900   AMERCO(1)                                                      109,968
  3,400   America Service Group, Inc.(1)                                 139,536
 16,800   America West Holdings Corp. - Class B(1),(2)                    90,720
  2,600   America's Car-Mart, Inc.(1)                                     87,750
  6,700   American Campus Communities, Inc.(1)                           124,352
  9,100   American Equity Investment Life Holding Co.(1)                  86,359
 43,000   American Financial Realty Trust, REIT                          606,730
 23,700   American Greetings Corp. - Class A(1)                          595,344
 11,300   American Healthways, Inc.(1)                                   328,943
 12,435   American Home Mortgage Investment Corp., REIT                  347,558
  6,260   American Italian Pasta Co. - Class A(2)                        163,699
  5,400   American Medical Security Group, Inc.(1)                       172,746
 10,800   American Medical Systems Holdings, Inc.(1)                     391,716
  4,300   American Physicians Capital, Inc.(1)                           131,666
  4,400   American States Water Co.                                      109,560
  9,100   American Superconductor Corp.(1)                               113,022
  1,400   American Vanguard Corp.                                         50,036
  4,800   American Woodmark Corp.                                        177,720
  2,390   AmericanWest Bancorp.(1)                                        45,075
  9,200   AMERIGROUP Corp.(1)                                            517,500
  5,300   Ameristar Casinos, Inc.                                        160,325
  3,100   Ameron International, Inc.                                     101,990
 15,500   AmerUs Group Co.                                               635,500
 10,900   AMIS Holdings, Inc.(1)                                         147,368
  9,200   AMLI Residential Properties Trust                              281,060
  6,200   AMN Healthcare Services, Inc.(1)                                74,090
 13,200   Amsurg Corp. - Class A(1)                                      279,576
  5,200   Analogic Corp.                                                 216,788
  9,670   Anaren, Inc.(1)                                                130,158
  8,400   Anchor Bancorp Wisconsin, Inc.                                 217,560
  4,400   Angelica Corp.                                                 109,472
  2,700   Animas Corp.(1)                                                 43,470
 11,100   Anixter International, Inc.                                    389,499
  2,500   Ansoft Corp.(1)                                                 39,750
 15,400   Answerthink, Inc.(1)                                            82,390
  5,800   ANSYS, Inc.(1)                                                 288,434
  9,700   Anteon International Corp.(1)                                  355,505
 20,900   Anthracite Capital, Inc.                                       232,408

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                                       1

Scudder VIT Small Cap Index Fund

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SCHEDULE OF INVESTMENTS September 30, 2004  (Unaudited)

 SHARES   SECURITY                                                         VALUE

 12,000   Antigenics, Inc.(1),(2)                                      $  72,360
 15,300   Anworth Mortgage Asset Corp., REIT                             174,114
 13,500   Apogee Enterprises, Inc.                                       174,555
 23,000   Apollo Investment Corp.                                        325,450
 27,300   Applera Corp. - Celera Genomics Group(1)                       319,137
  9,800   Applica, Inc.(1)                                                39,592
  6,700   Applied Films Corp.(1)                                         120,667
  7,600   Applied Industrial Technologies, Inc.                          271,624
  4,500   Applied Signal Technology, Inc.                                143,955
 18,500   Apria Healthcare Group, Inc.(1)                                504,125
 15,500   AptarGroup, Inc.                                               681,535
 20,800   aQuantive, Inc.(1)                                             200,720
 87,000   Aquila, Inc.(1)                                                271,440
 13,100   Arbitron, Inc.(1)                                              479,591
  4,600   Arbor Realty Trust, Inc.                                       102,120
  8,088   Arch Chemicals, Inc.                                           230,912
  6,500   Arch Wireless, Inc. - Class A(1)                               186,745
  5,800   Arctic Cat, Inc.                                               150,510
    400   Arden Group, Inc. - Class A                                     34,000
 10,400   Argonaut Group, Inc.(1)                                        194,168
  9,331   Argosy Gaming Co.(1)                                           365,775
 22,800   ARIAD Pharmaceuticals, Inc.(1)                                 152,532
 25,521   Ariba, Inc.(1)                                                 238,366
  8,589   Arkansas Best Corp.                                            314,529
 10,741   Armor Holdings, Inc.(1)                                        446,933
 10,400   Array BioPharma, Inc.(1)                                        72,696
 31,500   Arris Group, Inc.(1)                                           164,430
  3,780   Arrow Financial Corp.                                          113,479
  8,600   Arrow International, Inc.                                      257,140
 15,807   Artesyn Technologies, Inc.(1)                                  157,754
  7,600   ArthroCare Corp.(1)                                            222,604
  8,300   Artisan Components, Inc.(1)                                    241,613
 29,000   ArvinMeritor, Inc.                                             543,750
  4,700   Asbury Automotive Group, Inc.(1)                                63,450
 23,200   Ascential Software Corp.(1)                                    312,504
 11,800   Ashford Hospitality Trust, REIT                                110,920
 17,000   AsiaInfo Holdings, Inc.(1)                                      82,960
 14,700   Aspect Communications Corp.(1)                                 145,971
  5,400   Aspect Medical Systems, Inc.(1)                                 97,686
 18,296   Aspen Technologies, Inc.(1)                                    127,889
  2,500   ASTA Funding, Inc.                                              40,475
  5,760   Astec Industries, Inc.(1)                                      110,131
 18,300   Asyst Technologies, Inc.(1)                                     93,513
 16,500   At Road, Inc.(1)                                                69,630
  5,740   Atari, Inc.(1)                                                   9,012
 14,500   AtheroGenics, Inc.(1)                                          477,775
 13,006   ATMI, Inc.(1)                                                  266,363
 23,460   Atmos Energy Corp.                                             590,957
  9,200   Atrix Laboratories, Inc.(1)                                    282,348
  3,900   Atwood Oceanics, Inc.(1)                                       185,406
  7,700   Audiovox Corp. - Class A(1)                                    129,668
  9,500   August Technology Corp.(1)                                      65,265
 12,000   Authentidate Holding Corp.(1),(2)                               72,720
 18,700   Autobytel, Inc.(1)                                             167,739
 28,200   Avanex Corp.(1),(2)                                             57,528
 34,500   AVANT Immunotherapeutics, Inc.(1)                               58,995
  2,600   Avatar Holding, Inc.(1),(2)                                    110,370
 10,700   Aviall, Inc.(1)                                                218,280
 18,071   Avista Corp.                                                   327,085
 39,400   Axcelis Technologies, Inc.(1)                                  326,232
 22,500   Axonyx, Inc.(1),(2)                                            127,125
 12,460   Aztar Corp.(1)                                                 330,190
 11,433   Baldor Electric Co.                                            270,505
  2,925   Baldwin & Lyons, Inc. - Class B                                 73,827
    700   BancFirst Corp.                                                 44,884
 28,300   BancorpSouth, Inc.                                             650,617
  4,600   Bandag, Inc.                                                   201,480
 27,441   Bank Mutual Corp.                                              329,292
  3,812   Bank of Granite Corp.                                           73,991
  5,300   Bank of the Ozarks, Inc.                                       157,569
 15,900   BankAtlantic Bancorp, Inc. - Class A                           291,288
 11,600   BankUnited Financial Corp. - Class A(1)                        338,140
  4,300   Banner Corp.                                                   126,420
 10,400   Banta Corp.                                                    413,400
  6,000   Barnes Group, Inc.                                             164,820
  4,500   Bassett Furniture Industries, Inc.                              84,960
 16,900   BE Aerospace, Inc.(1)                                          153,790
  1,600   Beasley Broadcast Group, Inc. - Class A(1)                      25,120
  5,098   Beazer Homes USA, Inc.(2)                                      544,925
  3,641   bebe stores, Inc.                                               76,898
  5,800   Bedford Property Investors                                     175,972
  5,200   BEI Technologies, Inc.                                         142,480
  3,835   Bel Fuse, Inc. - Class B                                       126,862
 19,638   Belden CDT, Inc.                                               428,108
 15,299   Benchmark Electronics, Inc.(1)                                 455,910
  6,100   Bentley Pharmaceuticals, Inc.(1)                                64,599
  2,600   Berkshire Hills Bancorp, Inc.                                   96,070
  6,200   Berry Petroleum Co. - Class A                                  227,726
 39,777   Beverly Enterprises, Inc.(1)                                   301,112
  7,100   Big 5 Sporting Goods Corp.(1)                                  161,880
  6,300   Bio-Rad Laboratories, Inc. - ClassA(1)                         321,930
  3,900   Bio-Reference Laboratories, Inc.(1)                             54,366
  7,900   BioCryst Pharmaceuticals, Inc.(1)                               40,290
  8,500   Bioenvision, Inc.(1)                                            67,915
 10,300   BioLase Technology, Inc.(2)                                     84,048
 28,328   BioMarin Pharmaceutical, Inc.(1)                               147,022
  8,600   BioMed Realty Trust, Inc.                                      151,274
  4,815   Biosite, Inc.(1),(2)                                           235,742
  9,906   Bioveris Corp.(1)                                               61,516
 46,000   Bisys Group, Inc. (The)(1)                                     672,060
  4,800   BJ's Restaurants, Inc.(1)                                       76,176
  1,500   BKF Capital Group, Inc.(1)                                      43,950
  6,274   Black Box Corp.                                                231,824
 12,100   Black Hills Corp.                                              336,138
  3,000   Blair Corp.                                                     84,540
  1,600   Blount International, Inc.(1)                                   20,960
  4,300   Blue Coat Systems, Inc.(1)                                      61,920
  2,100   Blue Nile, Inc.(1),(2)                                          70,728
  5,300   Bluegreen Corp.(1)                                              58,989
 11,200   Blyth, Inc.                                                    346,080
 15,142   Bob Evans Farms, Inc.                                          411,257
  8,600   Boca Resorts, Inc. - Class A(1)                                159,702
 16,400   Bombay Co., Inc. (The)(1)                                      120,212
  3,200   Bon-Ton Stores, Inc. (The)                                      39,008
  6,800   Bone Care International, Inc.(1)                               165,240
 29,029   Borland Software Corp.(1)                                      242,392
  3,800   Boston Beer Co., Inc. - Class A(1)                              95,760
  9,200   Boston Communications Group, Inc.(1)                            80,684
 12,500   Boston Private Financial Holdings, Inc.                        312,000
 15,300   Bowne & Co., Inc.                                              198,747
 18,200   Boyd Gaming Corp.                                              512,330
  6,100   Bradley Pharmaceuticals, Inc.(1)                               124,135
  6,900   Brady Corp.                                                    336,513
 16,900   Brandywine Realty Trust, REIT                                  481,312
 11,700   Brigham Exploration Co.(1)                                     109,980
  5,400   Bright Horizon Family Solutions,Inc.(1)                        293,166
  8,500   Brightpoint, Inc.(1)                                           146,200
  4,400   Bristol West Holdings, Inc.                                     75,416

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                                       2
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Scudder VIT Small Cap Index Fund

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS September 30, 2004  (Unaudited)

 SHARES   SECURITY                                                         VALUE

 98,500   Brocade Communications Systems,Inc.(1)                       $ 556,525
  6,100   Brookfield Homes Corp.                                         160,735
 26,535   Brookline Bancorp, Inc.                                        415,803
 16,627   Brooks Automation, Inc.(1)                                     235,272
  9,350   Brookstone, Inc.(1)                                            176,621
  6,700   Brown Shoe Co., Inc.                                           167,902
  7,900   Bruker BioSciences Corp.(1)                                     27,334
  6,600   Brush Engineered Materials, Inc.(1)                            136,686
  2,800   Bryn Mawr Bank Corp.                                            56,224
 10,400   Buckeye Technologies, Inc.(1)                                  115,960
  2,200   Buckle, Inc. (The)                                              60,434
  4,900   Bucyrus International, Inc. - Class A(1)                       164,640
  3,100   Buffalo Wild Wings, Inc.(1)                                     86,924
  6,600   Building Materials Holding Corp.                               181,632
  7,000   Burlington Coat Factory Warehouse Corp.                        148,610
  9,920   C&D Technologies, Inc.                                         188,678
 15,466   C-COR.net Corp.(1)                                             130,688
  9,300   Cabot Microelectronics Corp.(1)                                337,125
 12,900   Cabot Oil & Gas Corp. - Class A                                579,210
  5,050   Cache, Inc.(1)                                                  75,750
 11,000   CACI International, Inc. - Class A(1)                          580,580
 16,246   Cal Dive International, Inc.(1)                                578,683
  6,700   Cal-Maine Foods, Inc.(2)                                        73,499
 13,300   Calgon Carbon Corp.                                             96,026
 10,200   California Micro Devices Corp.(1)                               78,846
  9,100   California Pizza Kitchen, Inc.(1)                              198,835
  6,600   California Water Services Group                                193,842
 25,100   Callaway Golf Co.                                              265,307
  6,500   Callon Petroleum Co.(1)                                         82,420
170,800   Calpine Corp.(1),(2)                                           495,320
  9,203   Cambrex Corp.                                                  202,006
  3,100   Camden National Corp.                                          106,981
  4,400   CancerVax Corp.(1),(2)                                          35,640
  9,100   Candela Corp.(1)                                               105,014
 14,000   Capital Automotive REIT                                        437,780
  3,475   Capital City Bank Group, Inc.                                  134,517
  2,400   Capital Corp. of the West                                      103,200
  6,200   Capital Lease Funding, Inc., REIT                               68,448
    700   Capital Southwest Corp.                                         53,200
  2,400   Capital Trust, Inc. - Class A, REIT                             69,840
  3,900   Capitol Bancorp Ltd.                                           114,426
  8,351   Capstead Mortgage Corp.(2)                                     103,970
 27,000   Capstone Turbine Corp.(1)                                       41,310
 10,000   Captaris, Inc.(1)                                               42,600
 12,861   Caraustar Industries, Inc.(1)                                  215,679
  5,500   CARBO Ceramics, Inc.                                           396,770
 33,400   Cardiac Science, Inc.(1)                                        64,128
 17,179   CardioDynamics International Corp.(1)                           79,023
  3,200   Carmike Cinemas, Inc.                                          112,672
  8,590   Carpenter Technology Corp.                                     410,087
 22,800   CarrAmerica Realty Corp., REIT                                 745,560
  9,500   Carreker Corp.(1)                                               72,295
 10,000   Carrier Access Corp.(1)                                         69,500
  1,800   Carter's, Inc.(1)                                               49,842
  7,000   Cascade Bancorp                                                135,800
  4,500   Cascade Corp.                                                  124,920
  4,800   Cascade Natural Gas Corp.                                      101,904
  9,300   Casella Waste Systems, Inc. - Class A(1)                       110,112
 19,286   Casey's General Stores, Inc.                                   358,527
 10,700   Cash America International, Inc.                               261,722
 13,500   Casual Male Retail Group, Inc.(1)                               70,740
 19,600   Catalina Marketing Corp.                                       452,368
  2,900   Catapult Communications Corp.(1)                                54,636
 18,436   Cathay Bancorp, Inc.                                           685,635
  7,700   Cato Corp. (The) - Class A                                     171,325
  8,400   CB Richard Ellis Group - Class A(1)                            194,040
 18,400   CBRL Group, Inc.                                               663,872
  2,851   CCC Information Services Group, Inc.(1)                         50,434
  5,000   CDI Corp.                                                      102,500
 13,850   CEC Entertainment, Inc.(1)                                     508,987
  8,700   Cedar Shopping Centers, Inc.                                   121,365
 16,100   Cell Genesys, Inc.(1)                                          144,417
 22,250   Cell Therapeutics, Inc.(1),(2)                                 152,635
  2,600   CellNet Data Systems, Inc.(1)                                        0
  7,650   Centene Corp.(1)                                               325,737
  4,500   Centennial Communications Corp.(1)                              26,460
  5,500   Center Financial Corp.                                         104,610
  3,520   Central Coast Bancorp(1)                                        71,808
  4,900   Central European Distribution Corp.(1),(2)                     109,466
  5,500   Central Freight Lines, Inc.(1)                                  33,055
  6,800   Central Garden & Pet Co.(1)                                    208,216
 11,813   Central Pacific Financial Corp.                                325,090
  6,450   Central Parking Corp.                                           85,269
  3,200   Central Vermont Public Service Corp.                            64,352
  7,500   Century Aluminum Co.(1)                                        207,975
  1,300   Century Bancorp, Inc. - Class A                                 41,275
 25,328   Century Business Services, Inc.(1)                             113,723
 17,100   Cepheid, Inc.(1)                                               147,402
  6,250   Ceradyne, Inc.(1)                                              274,437
  9,200   Ceres Group, Inc.(1)                                            50,140
 10,600   Cerner Corp.(1),(2)                                            458,556
  6,900   CH Energy Group, Inc.                                          316,020
 26,200   Champion Enterprises, Inc.(1)                                  269,598
  4,900   Charles River Associates, Inc.(1)                              187,621
  6,000   Charlotte Russe Holding, Inc.(1)                                68,880
 45,100   Charming Shoppes, Inc.(1)                                      321,112
100,500   Charter Communications, Inc. - Class A(1),(2)                  267,330
  1,500   Charter Financial Corp.                                         50,895
 19,600   CharterMac                                                     431,004
  7,300   Chattem, Inc.(1)                                               235,425
 14,200   Checkpoint Systems, Inc.(1)                                    221,094
  4,500   Chemed Corp.                                                   250,830
 10,709   Chemical Financial Corp.                                       391,093
  8,500   Cheniere Energy, Inc.(1),(2)                                   167,960
  4,800   Cherokee International Corp.(1)                                 40,272
  2,400   Cherokee, Inc.                                                  57,264
  7,233   Chesapeake Corp.                                               173,737
  6,100   Children's Place Retail Stores, Inc.(1)                        145,851
 14,900   Chiquita Brands International, Inc.(1)                         259,409
 18,026   Chittenden Corp.                                               491,208
 33,000   Chordiant Software, Inc.(1)                                     96,030
 13,775   Christopher & Banks Corp.                                      220,538
  2,319   Churchill Downs, Inc.                                           90,789
 23,047   CIBER, Inc.(1)                                                 173,313
 16,200   Cimarex Energy Co.(1)                                          566,028
 95,700   Cincinnati Bell, Inc.(1)                                       333,993
 11,100   Ciphergen Biosystems, Inc.(1)                                   43,290
  4,800   CIRCOR International, Inc.                                      93,600
 36,600   Cirrus Logic, Inc.(1)                                          174,582
 18,900   Citizens Banking Corp.                                         615,573
  3,300   Citizens First Bancorp, Inc.                                    82,797
 11,176   Citizens, Inc.(1)                                               66,721
  7,900   City Holdings Co.                                              259,831
  3,174   CityBank Lynwood                                               111,027
 19,100   CKE Restaurants, Inc.(1)                                       211,055
 10,650   Clarcor, Inc.                                                  507,685
  6,100   Clark, Inc.(1)                                                  82,594

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                                       3

Scudder VIT Small Cap Index Fund

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS September 30, 2004  (Unaudited)

 SHARES   SECURITY                                                         VALUE

  4,100   Clarus Corp.(1)                                              $  35,875
  2,700   Clayton Williams Energy, Inc.(1)                                57,861
 18,060   Cleco Corp.                                                    311,354
  3,900   Cleveland-Cliffs, Inc.(1)                                      315,393
  2,700   Clifton Savings Bancorp, Inc.                                   31,482
  3,500   Closure Medical Corp.(1)                                        49,840
149,100   CMGI, Inc.(1)                                                  180,411
 64,100   CMS Energy Corp.(1)                                            610,232
  3,500   CNA Surety Corp.(1)                                             37,100
 47,800   CNET Networks, Inc.(1)                                         437,370
  6,100   Coachmen Industries, Inc.                                       96,258
  3,028   Coastal Financial Corp.                                         43,755
  4,800   CoBiz, Inc.                                                     79,344
  1,800   Coca-Cola Bottling Co. Consolidated                             97,236
 81,400   Coeur d'Alene Mines Corp.(1)                                   385,836
 15,600   Cognex Corp.                                                   408,720
  2,000   Cohen & Steers, Inc.                                            30,880
 12,074   Coherent, Inc.(1)                                              313,200
  9,983   Cohu, Inc.                                                     147,549
  9,328   Coinstar, Inc.(1)                                              217,342
  8,550   Coldwater Creek, Inc.(1)                                       178,438
  6,200   Cole National Corp.(1)                                         171,802
 14,032   Collins & Aikman Corp.(1)                                       58,654
  7,200   Colonial Properties Trust                                      289,584
  2,100   Columbia Bancorp                                                61,194
  6,818   Columbia Banking System, Inc.                                  162,200
 11,500   Comfort Systems USA, Inc.(1)                                    75,900
 10,200   Commerce Group, Inc.                                           493,680
 14,189   Commercial Capital Bancorp, Inc.                               321,948
 17,953   Commercial Federal Corp.                                       484,372
 11,500   Commercial Metals Co.                                          456,780
 17,600   Commercial Net Lease Realty                                    320,672
  9,016   Commonwealth Telephone Enterprises, Inc.(1)                    392,647
 20,100   CommScope, Inc.(1)                                             434,160
  9,400   Community Bank System, Inc.                                    236,222
  4,690   Community Banks, Inc.                                          135,963
 16,241   Community First Bankshares, Inc.                               520,686
  4,663   Community Trust Bancorp, Inc.                                  144,926
  7,300   Compass Minerals International, Inc.                           162,060
 10,700   CompuCom Systems, Inc.(1)                                       49,006
  8,093   CompuCredit Corp.(1)                                           150,692
  3,100   Computer Programs and System, Inc.                              62,186
 12,324   Comstock Resource, Inc.(1)                                     257,818
  6,500   Comtech Telecommunications Corp.(1)                            176,150
 11,700   Conceptus, Inc.(1)                                             108,459
  8,100   Concord Communications, Inc.(1)                                 72,292
 10,800   Concur Technologies, Inc.(1)                                   113,292
 12,361   CONMED Corp.(1)                                                325,094
  1,950   Connecticut Water Service, Inc.                                 51,558
 12,411   Connetics Corp.(1)                                             335,345
  4,200   Consolidated Graphics, Inc.(1)                                 175,980
  1,600   Consolidated-Tomoka Land Co.                                    55,648
 24,700   Continental Airlines, Inc. - Class B(1)                        210,444
 27,200   Cooper Tire & Rubber Co.                                       548,624
  3,600   Corgentech, Inc.(1)                                             61,452
 15,500   Corillian Corp.(1)                                              71,455
 23,706   Corixa Corp.(1)                                                 98,617
 14,325   Corn Products International, Inc.                              660,382
  6,600   Cornell Cos., Inc.(1)                                           81,840
 20,100   Cornerstone Realty Income Trust, Inc.                          196,176
 12,700   Corporate Office Properties Trust, REIT                        325,374
  4,400   Correctional Properties Trust, REIT                            120,120
 14,493   Corrections Corp. of America, REIT(1)                          512,472
  5,800   Corus Bankshares, Inc.                                         250,154
  2,500   Corvel Corp.(1)                                                 74,200
138,300   Corvis Corp.(1)                                                110,640
  6,400   Cosi, Inc.(1)                                                   34,240
  8,501   Cost Plus, Inc.(1)                                             300,765
  6,900   CoStar Group, Inc.(1)                                          339,411
  1,900   Courier Corp.                                                   79,192
 12,800   Cousins Properties, Inc., REIT                                 439,168
  6,200   Covansys Corp.(1)                                               71,548
  5,000   Covenant Transport, Inc. - Class A(1)                           96,600
  6,500   Crawford & Co. - Class B                                        43,550
 33,600   Cray, Inc.(1)                                                  118,608
 35,980   Credence Systems Corp.(1),(2)                                  259,056
  3,900   Credit Acceptance Corp.(1),(2)                                  73,866
 48,133   Crompton Corp.                                                 456,782
  9,500   Cross Country Healthcare, Inc.(1)                              147,250
 66,900   Crown Holdings, Inc.(1)                                        689,739
  6,700   Crown Media Holdings, Inc. - Class A(1)                         55,945
 12,600   CRT Properties, Inc.                                           270,270
 21,400   CSG Systems International, Inc.(1)                             329,774
 16,860   CSK Auto Corp.(1)                                              224,575
  1,850   CSS Industries, Inc.                                            57,239
  8,200   CT Communications, Inc.                                        113,078
 10,600   CTI Molecular Imaging, Inc.(1)                                  85,542
 13,790   CTS Corp.                                                      173,754
  5,900   Cubic Corp.                                                    135,110
 17,457   Cubist Pharmaceuticals, Inc.(1)                                172,475
 19,500   Cumulus Media, Inc. - Class A(1)                               280,605
  7,200   CUNO, Inc.(1)                                                  415,800
 19,200   CuraGen Corp.(1),(2)                                           105,600
 13,300   Curis, Inc.(1)                                                  59,185
  7,700   Curtiss-Wright Corp.                                           440,671
 11,722   CV Therapeutics, Inc.(1),(2)                                   146,525
 16,527   CVB Financial Corp.                                            367,230
  7,600   CyberGuard Corp.(1)                                             44,916
  7,351   Cyberonics, Inc.(1)                                            150,401
  3,700   CyberOptics Corp.(1)                                            57,128
 13,500   CyberSource Corp.(1)                                            65,205
 13,700   Cymer, Inc.(1)                                                 392,642
 12,000   Cypress Bioscience, Inc.(1)                                    140,040
 15,200   Cytec Industries, Inc.                                         744,040
  7,500   CYTOGEN Corp.(1)                                                79,050
  5,000   D&E Communications, Inc.                                        57,500
  6,600   Daktronics, Inc.(1)                                            161,370
 16,000   Danielson Holding Corp.(1)                                      97,440
 28,500   Darling International, Inc.(1)                                 122,835
  4,106   Datascope Corp.                                                153,154
  5,700   Dave & Buster's, Inc.(1)                                       108,186
  8,700   DDi Corp.(1)                                                    44,109
  1,200   Deb Shops, Inc.                                                 29,280
  4,200   Deckers Outdoor Corp.(1),(2)                                   142,800
 19,700   Decode Genetics, Inc.(1)                                       148,341
  1,840   Del Laboratories, Inc.(1)                                       60,720
 10,554   Delphi Financial Group, Inc. - Class A                         423,954
 39,300   Delta Air Lines, Inc.(1),(2)                                   129,297
 14,368   Delta and Pine Land Co.                                        384,344
  9,300   Delta Petroleum Corp.(1),(2)                                   121,272
  3,100   Deltic Timber Corp.                                            123,349
 21,300   Denbury Resources, Inc.(1)                                     541,020
 21,400   Dendreon Corp.(1)                                              179,974
 13,224   Dendrite International, Inc.(1)                                213,171
  4,900   Department 56, Inc.(1)                                          79,870
  8,100   DHB Industries, Inc.(1)                                        115,020
  8,300   Diagnostic Products Corp.                                      339,221

--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS September 30, 2004  (Unaudited)

 SHARES   SECURITY                                                         VALUE

  8,200   DiamondCluster International, Inc.(1)                        $ 100,040
 11,200   Dick's Sporting Goods, Inc.(1)                                 398,944
  5,200   Digene Corp.(1)                                                134,992
  8,800   Digi International, Inc.(1)                                    100,584
  5,841   Digimarc Corp.(1)                                               52,803
 12,622   Digital Insight Corp.(1)                                       172,038
 11,900   Digital River, Inc.(1)                                         354,382
  7,500   Digital Theater Systems, Inc.(1)                               136,875
  3,000   DigitalNet Holding, Inc.(1)                                     90,645
 23,800   Digitas, Inc.(1)                                               183,974
 14,669   Dime Community Bancorp, Inc.                                   246,439
 14,700   DiMon, Inc.                                                     86,583
  3,500   Diodes, Inc.(1)                                                 90,160
  8,060   Dionex Corp.(1)                                                440,882
  7,200   Direct General Corp.                                           208,224
 20,600   Discovery Laboratories, Inc.(1)                                138,020
 11,000   Ditech Communications Corp.(1)                                 246,290
  8,600   Diversa Corp.(1)                                                71,810
  6,200   DJ Orthopedics, Inc.(1)                                        109,430
 40,600   Dobson Communications Corp. - Class A(1)                        53,998
  8,900   Dollar Thrifty Automotive Group, Inc.(1)                       216,537
  2,300   Dominion Homes, Inc.(1)                                         54,786
  8,100   Domino's Pizza, Inc.(1)                                        119,070
  1,300   Donegal Group, Inc. - Class A                                   24,960
 15,700   Dot Hill Systems Corp.(1)                                      125,914
 44,600   DoubleClick, Inc.(1)                                           263,586
  6,700   DOV Pharmaceutical, Inc.(1)                                    114,838
  3,240   Dover Downs Gaming & Entertainment, Inc.                        33,340
  3,200   Dover Motorsports, Inc.                                         13,728
  6,900   Downey Financial Corp.                                         379,224
  8,200   Dress Barn, Inc.(1)                                            143,090
  3,500   Drew Industries, Inc.(1)                                       125,475
  5,300   Drexler Technology Corp.(1),(2)                                 48,548
  2,400   Dril-Quip, Inc.(1)                                              53,520
  9,251   DRS Technologies, Inc.(1)                                      346,357
 13,500   drugstore.com, Inc.(1)                                          46,170
 12,400   DSP Group, Inc.(1)                                             261,020
  2,200   Ducommun, Inc.(1)                                               49,170
  7,061   DuPont Photomasks, Inc.(1)                                     120,319
 29,900   Duquesne Light Holdings, Inc.                                  537,004
  5,600   Duratek, Inc.(1)                                                99,624
 15,700   Durect Corp.(1),(2)                                             21,980
  7,000   DUSA Pharmaceuticals, Inc.(1)                                   80,360
 11,800   Dyax Corp.(1)                                                   90,152
 18,066   Dycom Industries, Inc.(1)                                      512,894
 26,400   E.piphany, Inc.(1)                                             106,392
  7,900   Eagle Materials, Inc.                                          563,270
 57,700   EarthLink, Inc.(1)                                             594,310
 19,670   East West Bancorp, Inc.                                        660,715
  7,800   EastGroup Properties, Inc.                                     258,960
 11,000   Echelon Corp.(1)                                                86,680
 15,206   Eclipsys Corp.(1)                                              237,214
  8,000   eCollege.com, Inc.(1)                                           77,200
  6,600   Edge Petroleum Corp.(1)                                        105,402
  6,700   EDO Corp.                                                      185,925
  5,600   Education Lending Group, Inc.(1),(2)                            82,768
 18,200   eFunds Corp.(1)                                                338,338
 13,229   EGL, Inc.(1)                                                   400,310
 19,700   El Paso Electric Co.(1)                                        316,579
  6,500   Electro Rent Corp.                                              71,760
 12,156   Electro Scientific Industries, Inc.(1)                         210,907
  4,500   Electronics Boutique Holdings Corp.(1)                         153,450
 21,200   Electronics for Imaging, Inc.(1)                               344,288
  9,100   Elizabeth Arden, Inc.(1)                                       191,646
  9,060   Elkcorp                                                        251,506
 10,200   Embarcadero Technologies, Inc.(1)                               86,292
    900   EMC Insurance Group, Inc.                                       18,909
  5,300   EMCOR Group, Inc.(1)                                           199,386
 19,200   Emmis Communications Corp. - Class A(1)                        346,752
 11,700   Empire District Electric Co.                                   240,435
  4,000   Empire Resorts, Inc.(1),(2)                                     30,000
  4,700   EMS Technologies, Inc.(1)                                       81,075
 31,200   Emulex Corp.(1)                                                359,424
 10,100   Encore Acquisition Co.(1)                                      348,450
  3,800   Encore Capital Group, Inc.(1)                                   71,630
 15,000   Encore Medical Corp.(1)                                         74,700
  7,350   Encore Wire Corp.(1)                                            97,314
 23,146   Encysive Pharmaceuticals, Inc.(1)                              209,008
 10,400   Endocardial Solutions, Inc.(1)                                 120,328
 15,200   Energen Corp.                                                  783,560
  9,409   Energy Conversion Devices, Inc.(1)                             124,763
 11,700   Energy Partners Ltd.(1)                                        190,476
  1,200   EnergySouth, Inc.                                               32,700
  8,225   Engineered Support Systems, Inc.                               375,389
  4,900   Ennis Business Forms, Inc.                                     104,958
  8,900   EnPro Industries, Inc.(1)                                      214,846
  1,200   Enstar Group, Inc. (The)(1)                                     59,472
 19,300   Entegris, Inc.(1)                                              160,962
 79,200   Enterasys Networks, Inc.(1)                                    126,720
  8,675   Entertainment Properties Trust                                 327,915
 16,300   Entravision Communications Corp. - Class A(1)                  124,043
 21,500   Entrust, Inc.(1)                                                54,395
  8,798   Enzo Biochem, Inc.(1)                                          131,970
 17,600   Enzon, Inc.(1)                                                 280,720
 15,800   Epicor Software Corp.(1)                                       190,074
  7,000   Epiq Systems, Inc.(1)                                          109,060
  8,100   EPIX Medical, Inc.(1)                                          156,411
  3,400   Equinix, Inc.(1)                                               104,618
 22,200   Equity Inns, Inc., REIT                                        219,336
 14,750   Equity One, Inc., REIT                                         289,395
 17,000   eResearch Technology, Inc.(1)                                  226,610
  2,200   Escalade, Inc.                                                  30,558
  4,867   ESCO Electronics Corp.(1)                                      329,788
 11,200   eSPEED, Inc. - Class A(1)                                      110,096
 15,119   ESS Technology, Inc.(1)                                        103,565
  8,400   Essex Property Trust, Inc.                                     603,540
  8,100   Esterline Technologies Corp.(1)                                247,779
 12,100   Ethan Allen Interiors, Inc.                                    420,475
  9,700   Euronet Worldwide, Inc.(1)                                     181,584
  2,700   Exactech, Inc.(1)                                               55,215
 15,982   Exar Corp.(1)                                                  226,305
  4,135   Excel Technology, Inc.(1)                                      106,766
 22,800   Exelixis, Inc.(1)                                              183,768
  9,800   Exide Technologies(1)                                          155,330
  1,500   Exponent, Inc.(1)                                               41,325
 14,900   ExpressJet Holdings, Inc.(1)                                   149,149
 10,700   Extra Space Storage, Inc.                                      136,425
 39,500   Extreme Networks, Inc.(1)                                      175,775
 22,700   Exult, Inc.(1)                                                 119,402
 15,900   F.N.B. Corp.                                                   351,867
 12,900   F5 Networks, Inc.(1)                                           392,934
  7,500   FactSet Research Systems, Inc.                                 361,500
 12,983   FalconStor Software, Inc.(1),(2)                                96,723
  1,900   Farmer Bros. Co.                                                50,787
  1,700   Farmers Capital Bank Corp.                                      58,310

--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS September 30, 2004  (Unaudited)

 SHARES   SECURITY                                                         VALUE

  4,800   FARO Technologies, Inc.(1)                                   $  97,632
  4,216   FBL Financial Group, Inc. - Class A                            110,417
  4,400   Federal Agricultural Mortgage Corp. - Class C(1)                97,636
 17,930   Federal Signal Corp.                                           333,139
 10,202   FEI Co.(1)                                                     201,592
 19,031   FelCor Lodging Trust, Inc.(1)                                  215,241
 15,432   Ferro Corp.                                                    336,572
  4,800   Fidelity Bankshares, Inc.                                      178,512
 15,428   FileNet Corp.(1)                                               269,373
  7,100   Financial Federal Corp.(1)                                     266,108
  2,200   Financial Institutions, Inc.                                    49,302
  9,200   FindWhat.com(1)                                                172,316
 58,200   Finisar Corp.(1)                                                75,660
  6,600   Finish Line, Inc. - Class A                                    204,072
  2,900   First Bancorp, North Carolina                                   97,788
 13,500   First BanCorp., Puerto Rico                                    652,050
  5,100   First Busey Corp.                                               97,461
  5,800   First Cash Financial Services, Inc.(1)                         116,174
 14,100   First Charter Corp.                                            340,797
  2,700   First Citizens BancShares, Inc. - Class A                      318,600
 25,982   First Commonwealth Financial Corp.                             353,615
  6,300   First Community Bancorp                                        258,300
  3,749   First Community Bancshares, Inc.                               123,155
  8,900   First Federal Capital Corp.                                    269,136
 11,342   First Financial Bancorp                                        193,721
  4,790   First Financial Bankshares, Inc.                               192,366
  4,110   First Financial Corp., Indiana                                 129,136
  4,200   First Financial Holdings                                       131,292
 38,000   First Health Group Corp.(1)                                    611,420
 10,300   First Horizon Pharmaceutical Corp.(1)                          206,103
  2,900   First Indiana Corp.                                             58,290
 17,400   First Industrial Realty Trust, Inc.                            642,060
  7,628   First Merchants Corp.                                          188,038
 20,000   First Midwest Bancorp, Inc.                                    691,200
 19,865   First National Bankshares of Florida                           487,686
 36,017   First Niagara Financial Group, Inc.                            481,907
  2,550   First Oak Brook Bancshares, Inc.                                78,642
    600   First of Long Island Corp.                                      25,608
  3,900   First Place Financial Corp.                                     78,000
  4,900   First Republic Bank                                            225,400
  3,981   First Source Corp.                                             102,073
  3,500   First State Bancorp                                            110,355
  7,500   FirstFed Financial Corp.(1)                                    366,600
  1,900   Fisher Communications, Inc.(1)                                  91,200
 12,450   Flagstar Bancorp, Inc.                                         264,936
  7,600   Flanders Corp.(1)                                               65,284
 20,077   Fleetwood Enterprises, Inc.(1)                                 304,769
  7,500   Florida East Coast Industries, Inc.                            281,625
 12,725   Flowers Foods, Inc.                                            328,941
 20,100   Flowserve Corp.(1)                                             486,018
  6,600   Flushing Financial Corp.                                       125,466
 17,754   FLYi, Inc.(1)                                                   69,418
 13,800   FMC Corp.(1)                                                   670,266
  1,400   FNB Corp.                                                       37,044
 18,600   Forest Oil Corp.(1)                                            560,232
  9,900   FormFactor, Inc.(1)                                            191,763
  6,000   Forrester Research, Inc.(1)                                     91,440
  7,825   Forward Air Corp.(1)                                           313,156
      1   Fourthstage Technologies, Inc.(1)                                    0
  4,000   FPIC Insurance Group, Inc.(1)                                  103,400
  2,300   Franklin Bank Corp., Houston(1)                                 39,215
  5,500   Franklin Electric Co., Inc.                                    217,800
 14,668   Freds, Inc. - Class A                                          263,437
 16,629   Frontier Airlines, Inc.(1)                                     127,711
  6,125   Frontier Financial Corp.                                       216,212
 11,909   Frontier Oil Corp.                                             281,171
 14,200   FSI International, Inc.(1)                                      59,356
 15,900   FTI Consulting, Inc.(1)                                        300,510
 15,700   FuelCell Energy, Inc.(1),(2)                                   160,925
 12,348   Fuller (H.B.) Co.                                              338,335
 19,300   Furniture Brands International, Inc.                           484,044
 12,000   FX Energy, Inc.(1),(2)                                         108,480
  6,672   G & K Services, Inc. - Class A                                 265,145
  3,500   Gabelli Asset Management, Inc. - Class A                       149,975
 12,720   Gables Residential Trust                                       434,388
  5,800   GameStop Corp.(1)                                              107,358
  3,500   Gander Mountain Co.(1)                                          70,052
  8,650   Gardner Denver Machinery, Inc.(1)                              238,480
 28,085   Gartner Group, Inc. - Class A(1)                               328,314
 84,200   Gateway, Inc.(1)                                               416,790
 19,300   GATX Corp.                                                     514,538
 11,000   Gaylord Entertainment, Inc.(1)                                 341,000
  2,075   GB&T Bancshares, Inc.                                           45,774
 22,800   Genaera Corp.(1)                                                89,148
 17,300   GenCorp, Inc.(2)                                               234,415
 29,600   Genelabs Technologies, Inc.(1)                                  77,256
  3,300   Genencor International, Inc.(1)                                 52,965
 17,450   General Cable Corp.(1)                                         185,668
 17,600   General Communication - Class A(1)                             159,280
  8,100   Genesco, Inc.(1)                                               190,755
  7,000   Genesee & Wyoming, Inc. - Class A(1)                           177,240
  7,050   Genesis HealthCare Corp.(1)                                    214,390
 12,700   Genesis Microchip, Inc.(1)                                     171,450
  5,500   Genlyte Group(1)                                               354,145
 29,400   Genta, Inc.(1)                                                  79,086
 11,600   Gentiva Health Services, Inc.(1)                               189,892
  3,900   Geo Group, Inc. (The)(1)                                        79,755
 10,647   Georgia Gulf Corp.                                             474,750
  1,465   German American Bancorp                                         24,671
 17,300   Geron Corp.(1),(2)                                             103,627
  5,700   Getty Realty Corp.                                             149,454
  8,600   Gevity HR, Inc.                                                132,268
  5,100   Giant Industries, Inc.(1)                                      123,930
  5,900   Gibraltar Steel Corp.                                          213,344
 11,000   Glacier Bancorp, Inc.                                          320,760
  5,400   Gladstone Capital Corp.(2),5                                   122,634
 10,700   Glatefelter (P.H.) Co.                                         132,573
  9,551   Glenborough Realty Trust, Inc.                                 198,374
 13,400   Glimcher Realty Trust                                          325,620
  8,900   Global Imaging Systems, Inc.(1)                                276,612
 34,500   Global Industries Ltd.(1)                                      213,210
 11,300   Global Power Equipment Group, Inc.(1)                           83,733
  1,700   Global Signal, Inc.                                             38,930
 17,700   Gold Bancorp, Inc.                                             238,773
  5,861   Golden Telecom, Inc.                                           167,214
  9,100   Goody's Family Clothing, Inc.                                   76,622
 58,000   Goodyear Tire & Rubber Co.(1),(2)                              622,920
  2,250   Gorman-Rupp Co.                                                 45,810
 11,000   Government Properties Trust, Inc., REIT                        104,500
 36,598   Graftech International Ltd.(1)                                 510,542
 14,750   Granite Construction, Inc.                                     352,525
 23,600   Graphic Packaging Corp.(1)                                     152,928
 15,700   Gray Television, Inc.                                          186,830
  1,000   Great American Financial Resources, Inc.                        15,290
  5,968   Great Atlantic & Pacific Tea Co.(1)                             36,405
 18,900   Great Lakes Chemical Corp.                                     483,840
  3,200   Great Southern Bancorp, Inc.                                   100,000

--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS September 30, 2004  (Unaudited)

 SHARES   SECURITY                                                         VALUE

 20,100   Greater Bay Bancorp                                          $ 577,875
  1,800   Greenbrier Cos., Inc. (The)                                     43,200
  3,200   Greg Manning Auctions, Inc.(1),(2)                              35,808
    350   Grey Global Group                                              348,250
 77,500   Grey Wolf, Inc.(1)                                             378,975
  5,000   Grief Bros Corp. - Class A                                     210,750
 10,070   Griffon Corp.(1)                                               212,477
  6,800   Group Automotive, Inc.(1)                                      185,504
  6,400   GSI Commerce, Inc.(1)                                           56,384
  5,600   Guess, Inc.(1)                                                  99,736
 19,100   Guilford Pharmaceuticals, Inc.(1)                               95,500
  9,000   Guitar Center, Inc.(1)                                         389,700
  4,600   Gulf Island Fabrication                                        102,580
  5,300   GulfMark Offshore, Inc.(1)                                      86,549
 13,600   Gymboree Corp.(1)                                              195,840
  6,800   Haemonetics Corp.(1)                                           223,312
 10,082   Hain Celestial Group, Inc.(1)                                  178,250
  6,500   Hancock Fabrics, Inc.                                           77,870
 12,300   Hancock Holding Co.                                            391,017
 10,555   Handleman Co.                                                  215,955
  9,800   Hanger Orthopedic Group, Inc.(1)                                49,098
  6,821   Hanmi Financial Corp.                                          205,994
 28,100   Hanover Compressor Co.(1)                                      377,945
  3,200   Hansen Natural Corp.(1)                                         77,184
  7,701   Harbor Florida Bancorp, Inc.                                   239,501
 12,300   Harland (John H.) Co.                                          385,605
  7,400   Harleysville Group, Inc.                                       152,884
 10,046   Harleysville National Corp.                                    246,227
 27,800   Harmonic, Inc.(1)                                              184,870
  7,700   Harris & Harris Group, Inc.                                     79,618
 17,400   Harris Interactive, Inc.(1)                                    114,666
 10,600   Hartmarx Corp.(1)                                               78,652
 15,000   Harvest Natural Resources, Inc.(1)                             249,000
  6,500   Haverty Furniture Cos., Inc.                                   114,010
 16,800   Hayes Lemmerz International, Inc.(1)                           170,688
 12,900   Headwaters, Inc.(1)                                            398,094
 18,100   Healthcare Realty Trust, Inc.                                  706,624
  7,050   Healthcare Services Group, Inc.                                126,618
  8,000   HealthExtras, Inc.(1)                                          111,520
 19,536   Heartland Express, Inc.                                        360,439
  4,050   Heartland Financial USA, Inc.                                   74,722
 44,100   Hecla Mining Co.(1)                                            328,104
  6,400   HEICO Corp.                                                    113,152
  7,500   Heidrick & Struggles International, Inc.(1)                    216,150
 11,605   Helix Technology Corp.                                         157,770
 20,000   Helmerich & Payne, Inc.                                        573,800
 45,900   Hercules, Inc.(1)                                              654,075
  9,000   Heritage Property Investment Trust, REIT                       262,530
  6,200   Herley Industries, Inc.(1)                                     115,878
  6,800   Hexcel Corp.(1)                                                 93,976
 10,137   Hibbett Sporting Goods, Inc.(1)                                207,707
 17,100   Highland Hospitality Corp., REIT                               194,940
 21,000   Highwoods Properties, Inc.                                     516,810
 12,500   Hilb, Rogal and Hobbs Co.                                      452,750
 22,900   Hollinger International, Inc.                                  395,941
  6,600   Hollis-Eden Pharmaceuticals, Inc.(1),(2)                         1,082
  8,200   Holly Corp.                                                    209,100
 19,600   Hollywood Entertainment Corp.(1)                               193,452
  8,800   Hologic, Inc.(1)                                               169,576
 12,200   Home Properties of New York, Inc.                              482,632
 10,400   HomeBanc Corp.(1)                                               93,600
 38,300   HomeStore, Inc.(1)                                              88,473
  3,900   Hooker Furniture Corp.                                         107,757
 23,400   Hooper Holmes, Inc.                                            104,832
 18,368   Horace Mann Educators Corp.                                    322,909
  4,700   Horizon Financial Corp.                                         90,287
 17,975   Hot Topic, Inc.(1)                                             306,294
  5,100   Houston Exploration Co.(1)                                     302,685
  2,900   Hub Group, Inc. - Class A(1)                                   108,025
  4,300   Hudson Highland Group, Inc.(1)                                 125,517
 10,900   Hudson River Bancorp, Inc.                                     206,882
 49,500   Human Genome Sciences, Inc.(1)                                 540,045
 10,300   Hutchinson Technology(1)                                       275,319
  7,200   Hydril Co.(1)                                                  309,240
 21,000   Hypercom Corp.(1)                                              154,980
 14,780   Hyperion Solutions Corp.(1)                                    502,372
  8,500   I-Flow Corp.(1)                                                123,080
  3,500   Iberiabank Corp.                                               202,020
  5,200   ICU Medical, Inc.(1),(2)                                       135,408
 15,900   IDACORP, Inc.                                                  462,054
 36,700   Identix, Inc.(1)                                               244,422
 20,900   IDEX Corp.                                                     709,764
  7,700   IDX Systems Corp.(1)                                           249,865
  7,700   IHOP Corp.                                                     294,217
  5,100   II-VI, Inc.(1)                                                 178,551
 14,563   ILEX OnOclogy, Inc.(1)                                         366,551
  8,900   Illumina, Inc.(1)                                               52,599
  5,900   Imagistics International, Inc.(1)                              198,240
 13,300   Imation Corp.                                                  473,347
 44,400   IMC Global, Inc.                                               772,116
  6,600   IMCO Recycling, Inc.(1)                                         75,240
 11,175   Immucore, Inc.(1)                                              276,581
 16,479   ImmunoGen, Inc.(1)                                              83,219
 18,700   Immunomedics, Inc.(1),(2)                                       48,620
 24,800   Impac Mortgage Holdings, Inc., REIT                            652,240
 19,100   Impax Laboratories, Inc.(1)                                    293,376
 17,941   In Focus Systems, Inc.(1)                                      164,340
 23,900   Incyte Genomics, Inc.(1),(2)                                   230,157
  6,300   Independent Bank Corp. - Massachusetts                         194,733
  8,841   Independent Bank Corp. - Michigan                              238,707
 18,700   Indevus Pharmaceuticals, Inc.(1),(2)                           132,583
 10,500   Inet Technologies, Inc.(1)                                     132,090
  7,200   Infinity Property & Casual Corp.                               212,616
  4,700   Infocrossing, Inc.(1),(2)                                       74,330
 19,800   Infonet Services Corp. - Class B(1)                             32,472
 36,900   Informatica Corp.(1)                                           215,865
  5,200   Information Holdings, Inc.(1)                                  141,596
 12,200   InfoSpace, Inc.(1)                                             578,158
 11,200   InfoUSA, Inc.(1)                                                99,792
  7,200   Ingles Markets, Inc. - Class A                                  86,832
 16,000   InKine Pharmaceutical Co., Inc.(1)                              81,280
 10,400   Innkeepers USA Trust                                           129,376
  3,700   Innovative Solutions and Support, Inc.(1)                       90,761
 23,500   Input/Output, Inc.(1)                                          242,285
 19,700   Insight Communications Co., Inc.(1)                            173,360
 18,362   Insight Enterprises, Inc.(1)                                   309,216
 11,190   Insituform Technologies - Class A(1)                           208,917
 13,800   Inspire Pharmaceuticals, Inc.(1)                               217,074
  3,422   Insurance Auto Auctions, Inc.(1)                                58,687
  8,222   Integra Bank Corp.                                             178,417
  7,500   Integra LifeSciences Holdings(1)                               240,825
 39,600   Integrated Device Technology, Inc.(1)                          377,388
 10,900   Integrated Electrical Services, Inc.(1)                         52,429
 15,900   Integrated Silicon Solution, Inc.(1)                           115,593
  2,100   Inter Parfums, Inc.                                             28,665
  9,290   Inter-Tel, Inc.                                                200,850
 12,800   Interactive Data Corp.(1)                                      240,896
  7,835   Intercept Group, Inc.(1)                                       146,750

--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS September 30, 2004  (Unaudited)

 SHARES   SECURITY                                                         VALUE

  3,300   Interchange Financial Services Corp.                         $  79,101
 21,300   InterDigital Communications Corp.(1)                           347,616
 18,441   Interface, Inc.(1)                                             147,897
 15,524   Intergraph Corp.(1)                                            421,787
 11,004   Intermagnetics General Corp.(1)                                254,743
 12,700   Intermune, Inc.(1)                                             149,733
 16,700   Internet Capital Group, Inc.(1)                                107,882
 14,800   Internet Security Systems, Inc.(1)                             251,600
  4,000   Intersections, Inc.(1)                                          58,600
  2,100   InterVideo, Inc.(1)                                             25,200
 15,400   Intervoice, Inc.(1)                                            165,858
 18,450   Interwoven, Inc.(1)                                            133,578
  7,400   Intrado, Inc.(1)                                                74,814
 13,150   Intuitive Surgical, Inc.(1)                                    325,462
  9,700   Invacare Corp.                                                 446,200
 11,500   Inveresk Research Group, Inc.(1)                               424,235
  4,400   Inverness Medical Innovations, Inc.(1)                          91,520
 16,400   Investment Technology Group, Inc.(1)                           250,920
 14,000   Investors Real Estate Trust, REIT                              140,140
  6,500   InVision Technologies, Inc.(1)                                 292,435
 25,309   Iomega Corp.                                                   117,687
  7,200   Ionics, Inc.(1)                                                194,400
 20,500   iPass, Inc.(1)                                                 122,795
  4,600   iPayment Holdings, Inc.(1)                                     184,736
  6,500   Irwin Financial Corp.                                          167,830
 23,368   Isis Pharmaceuticals, Inc.(1)                                  114,503
  6,711   Isle of Capri Casinos, Inc.(1)                                 129,992
  9,600   Isolagen, Inc.(1)                                               90,720
  1,700   ITLA Capital Corp.(1)                                           78,540
  9,600   Itron, Inc.(1)                                                 167,520
 13,300   iVillage, Inc.(1)                                               79,800
  8,700   Ixia(1)                                                         84,564
  9,100   IXYS Corp.(1)                                                   65,338
  2,400   J&J Snack Foods Corp.(1)                                       102,912
  7,950   J. Jill Group, Inc.(1)                                         157,807
  7,000   j2 Global Communications, Inc.(1),(2)                          221,130
 13,398   Jack in the Box, Inc.(1)                                       425,119
 13,500   Jackson Hewitt Tax Service, Inc.                               273,105
 29,014   Jacuzzi Brands, Inc.(1)                                        269,830
 11,200   JAKKS Pacific, Inc.(1)                                         257,600
 10,150   Jarden Corp.(1)                                                370,373
 12,282   JDA Software Group, Inc.(1)                                    132,891
 18,000   JLG Industries, Inc.                                           302,400
  7,110   Jo-Ann Stores, Inc.(1)                                         199,364
  3,300   John B. Sanfilippo & Son, Inc.(1)                               86,460
 12,382   Jones Lang LaSalle, Inc.(1)                                    408,730
  4,937   Jos. A. Bank Clothiers, Inc.(1),(2)                            136,656
  9,600   Journal Communications, Inc. - Class A                         168,384
 14,703   Journal Register Co.(1)                                        277,887
 19,900   Joy Global, Inc.                                               684,162
  7,300   Jupitermedia Corp.(1)                                          129,940
 11,300   K-Swiss, Inc. - Class A                                        217,525
 15,450   K-V Pharmaceutical Co. - Class A(1)                            276,555
 14,600   K2, Inc.(1)                                                    208,926
  5,580   Kadant, Inc.(1)                                                102,449
  6,900   Kaman Corp. - Class A                                           82,386
  1,200   Kansas City Life Insurance Co.                                  51,084
 25,900   Kansas City Southern Industries, Inc.(1)                       392,903
 12,090   Kaydon Corp.                                                   347,829
 17,600   KCS Energy, Inc.(1)                                            244,816
 21,700   Keane, Inc.(1)                                                 333,312
  5,300   Keithley Instruments, Inc.                                      92,485
 10,382   Kellwood Co.                                                   378,424
  7,600   Kelly Services, Inc.                                           202,996
 32,300   KEMET Corp.(1)                                                 261,307
 15,112   Kennametal, Inc.                                               682,307
  2,650   Kenneth Cole Productions, Inc. - Class A                        74,571
  4,600   Kensey Nash Corp.(1)                                           120,474
  9,100   Keryx Biopharmaceuticals, Inc.(1)                              101,829
 49,000   Key Energy Services, Inc.(1)                                   541,450
  7,700   Keynote Systems, Inc.(1)                                       109,032
  5,100   Keystone Automotive Industries, Inc.(1)                        112,200
  8,100   Kforce, Inc.(1)                                                 67,878
 18,700   KFx, Inc.(1),(2)                                               144,177
 12,300   Kilroy Realty Corp., REIT                                      467,769
  8,100   Kimball International, Inc. - Class B                          112,428
  9,800   Kindred Healthcare, Inc.(1)                                    239,120
  7,636   Kirby Corp.(1)                                                 306,585
  5,900   Kirkland's, Inc.(1)                                             55,460
  9,400   Kite Realty Group Trust                                        123,610
 10,100   KNBT Bancorp, Inc.                                             170,084
 47,300   Knight Trading Group, Inc.(1)                                  436,579
 14,928   Knight Transportation, Inc.(1)                                 319,758
 12,000   Komag, Inc.(1)                                                 166,800
 31,700   Kopin Corp.(1)                                                 129,019
 13,423   Korn/Ferry International(1)                                    244,701
  4,500   KOS Pharmaceuticals, Inc.(1)                                   160,245
  9,600   Kosan Biosciences, Inc.(1)                                      55,296
  7,200   Kramont Realty Trust                                           133,920
 20,500   Krispy Kreme Doughnuts, Inc.(1),(2)                            259,530
  1,195   Kronos Worldwide, Inc.                                          47,441
 12,121   Kronos, Inc.(1)                                                536,839
 22,400   Kulicke & Soffa Industries, Inc.(1)                            126,560
  7,300   KVH Industries, Inc.(1),(2)                                     52,706
  8,400   Kyphon, Inc.(1)                                                208,152
 73,675   La Quinta Corp.(1)                                             574,665
 20,600   La-Z-Boy, Inc.                                                 312,708
  7,600   LabOne, Inc.(1)                                                222,148
 15,300   Labor Ready, Inc.(1)                                           214,506
 19,800   LaBranche & Co., Inc.                                          167,310
  6,500   Laclede Group, Inc.                                            189,995
 40,700   Laidlaw International, Inc.(1)                                 669,515
  3,749   Lakeland Bancorp, Inc.                                          61,634
  1,300   Lakeland Financial Corp.                                        44,070
  7,500   Lakes Entertainment, Inc.(1)                                    78,600
 10,600   Lancaster Colony Corp.                                         446,949
 11,600   Lance, Inc.                                                    187,340
  7,100   Landamerica Financial Group                                    323,050
  3,600   Landauer, Inc.                                                 168,948
  8,100   Landry's Restaurants, Inc.                                     221,049
 12,424   Landstar System, Inc.(1)                                       729,040
  1,950   Lannett Co., Inc.(1)                                            18,915
 10,500   LaSalle Hotel Properties                                       289,800
  6,500   Laserscope(1)                                                  131,755
 44,300   Lattice Semiconductor Corp.(1)                                 217,513
  1,100   Lawson Products, Inc.                                           45,067
 19,100   Lawson Software, Inc.(1)                                       106,960
  2,700   Layne Christensen Co.(1)                                        40,689
  4,600   LCA-Vision, Inc.                                               118,634
 11,900   Leapfrog Enterprises, Inc.(1),(2)                              240,975
  3,583   Learning Tree International, Inc.(1)                            50,520
  4,700   LECG Corp.(1)                                                   79,477
 18,918   Lennox International, Inc.                                     282,635
  8,500   Leucadia National Corp. - Contingent Sale Rights(1)                  0
  7,125   Levitt Corp. - Class A                                         167,152
 27,700   Lexar Media, Inc.(1)                                           232,403
 22,922   Lexicon Genetics, Inc.(1)                                      151,056

--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS September 30, 2004  (Unaudited)

 SHARES   SECURITY                                                         VALUE

 16,600   Lexington Corp. Properties Trust, REIT                       $ 360,386
  5,400   Libbey, Inc.                                                   100,980
  7,075   Liberty Corp.                                                  281,161
  3,700   Life Time Fitness, Inc.(1)                                      94,942
 13,100   LifeCell Corp.(1)                                              131,000
  3,400   Lifeline Systems, Inc.(1)                                       83,028
 15,100   LifePoint Hospitals, Inc.(1)                                   453,151
  2,000   Lifetime Hoan Corp.                                             29,700
 28,000   Ligand Pharmaceuticals, Inc. - Class B(1)                      280,560
     --   Lightbridge, Inc. - Class A(1)                                       0
 10,500   Lin TV Corp. - Class A(1)                                      204,540
 14,474   Lincoln Electric Co.                                           453,905
  5,050   Lindsay Manufacturing Co.                                      135,492
 17,000   Linens 'n Things, Inc.(1)                                      393,890
 16,400   Lionbridge Technologies, Inc.(1)                               140,876
  6,500   Lithia Motors, Inc. - Class A                                  138,190
  8,686   Littelfuse, Inc.(1)                                            299,928
  4,600   LKQ Corp.(1)                                                    84,042
  6,700   LNR Property Corp.                                             414,797
  5,254   LodgeNet Entertainment Corp.(1)                                 69,353
  7,000   Lone Star Steakhouse & Saloon, Inc.                            180,810
 10,736   Lone Star Technologies, Inc.(1)                                405,821
 11,283   Longs Drug Stores Corp.                                        273,049
 22,200   Longview Fibre Co.                                             338,550
 43,700   LookSmart Ltd.(1)                                               64,239
  6,975   LSI Industries, Inc.                                            72,819
  7,600   LTC Properties, Inc., REIT                                     135,964
 22,674   LTX Corp.(1)                                                   122,666
  1,600   Lufkin Industries, Inc.                                         59,552
 16,400   Luminent Mortgage Capital, Inc., REIT                          207,952
  8,900   Luminex Corp.(1)                                                63,457
  5,200   M&F Worldwide Corp.(1)                                          67,652
  4,300   M/I Schottenstein Homes, Inc.                                  182,492
  2,241   Macatawa Bank Corp.                                             62,860
 11,203   MacDermid, Inc.                                                324,439
 18,700   Macrovision Corp.(1)                                           450,296
 12,060   MAF Bancorp, Inc.                                              520,148
 10,700   Magellan Health Services, Inc.(1)                              391,192
  9,200   Magma Design Automation, Inc.(1)                               138,736
 14,800   Magna Entertainment Corp., - Class A(1)                         80,660
  6,700   MagneTek, Inc.(1)                                               50,049
 31,300   Magnum Hunter Resources, Inc.(1)                               361,202
 11,600   Maguire Properties, Inc.                                       281,996
  7,100   Main Street Banks, Inc.                                        217,260
  2,167   MainSource Financial Group, Inc.                                44,424
 11,000   Manhattan Associates, Inc.(1)                                  268,620
  9,977   Manitowoc Co., Inc.                                            353,784
  4,100   Mannatech, Inc.                                                 57,482
  4,200   Mannkind Corp.(1)                                               84,168
  7,800   ManTech International Corp. - Class A(1)                       146,016
  8,200   Manufactured Home Communities, Inc.                            272,568
 26,500   Manugistics Group, Inc.(1)                                      63,070
  9,600   MAPICS, Inc.(1)                                                 86,880
  6,700   MapInfo Corp.(1)                                                72,360
  6,150   Marcus Corp.                                                   119,741
  3,300   Marine Products Corp.                                           59,400
  4,100   MarineMax, Inc.(1)                                              92,332
  2,300   Marten Transport Ltd.(1)                                        40,181
  4,522   Martha Stewart Living Omnimedia, Inc.(1),(2)                    70,995
  3,800   MascoTech, Inc. - Entitlement(1)                                     0
  7,700   MasTec, Inc.(1)                                                 40,425
  4,800   Matria Healthcare, Inc.(1)                                     135,888
 10,400   Matrix Service Co.(1)                                           53,248
 20,500   MatrixOne, Inc.(1)                                             103,730
 13,100   Matthews International Corp. - Class A                         443,828
 16,700   Mattson Technology, Inc.(1)                                    128,423
  1,900   Maui Land & Pineapple Co., Inc.(1)                              60,135
 15,983   Maverick Tube Corp.(1)                                         492,436
 17,100   Maxim Pharmaceuticals, Inc.(1),(2)                              45,657
  6,500   MAXIMUS, Inc.(1)                                               187,265
  3,400   Maxwell Technologies, Inc.(1)                                   35,054
  8,100   Maxygen, Inc.(1)                                                80,109
  8,200   MB Financial, Inc.                                             325,048
  4,000   MBT Financial Corp.                                             78,520
 43,100   McDATA Corp. - Class A(1)                                      216,793
 14,800   MCG Capital Corp.                                              256,928
  3,000   McGrath Rentcorp                                               109,650
  6,200   McMoRan Exploration Co.(1),(2)                                  80,786
  3,400   Measurement Specialties, Inc.(1)                                84,490
 29,800   Medarex, Inc.(1),(2)                                           219,924
  3,100   MedCath Corp.(1)                                                49,042
 27,300   Mediacom Communications Corp.(1)                               178,269
  4,400   Medical Action Industries, Inc.(1)                              73,163
  4,800   Medical Staffing Network Holdings, Inc.(1)                      29,472
 18,700   Medicines Co.(1)                                               451,418
  4,465   Medis Technologies Ltd.(1),(2)                                  50,187
  3,172   MemberWorks, Inc.(1),(2)                                        83,233
 11,792   Men's Wearhouse, Inc.(1)                                       342,558
 16,492   Mentor Corp.                                                   555,451
 29,500   Mentor Graphics Corp.(1)                                       323,468
  3,570   Mercantile Bank Corp.                                          124,379
  9,022   Mercury Computer Systems, Inc.(1)                              242,872
  3,400   Merge Technologies, Inc.(1)                                     58,684
 21,700   Meridian Resource Corp.(1)                                     191,611
 30,044   Meristar Hospitality Corp.(1)                                  163,740
 10,744   Merit Medical Systems, Inc.(1)                                 162,342
  3,800   Meritage Corp.(1)                                              298,680
  8,600   Merix Corp.(1)                                                  89,096
 15,100   Mesa Air Group, Inc.(1)                                         77,010
  7,000   Metal Management, Inc.(1)                                      127,260
  8,900   Metals USA, Inc.(1)                                            157,886
 12,228   Methode Electronics, Inc. - Class A                            156,396
 11,100   Metris Cos., Inc.(1)                                           108,558
  1,900   Metrocall Holdings, Inc.(1)                                    123,215
  5,000   Metrologic Instruments, Inc.(1)                                 79,250
 31,900   MFA Mortgage Investments, Inc.                                 293,799
  6,000   MGE Energy, Inc.                                               190,920
  4,200   MGP Ingredients, Inc.(2)                                        41,664
 27,100   Micrel, Inc.(1)                                                282,111
 34,500   Micromuse, Inc.(1)                                             126,960
  7,083   MICROS Systems, Inc.(1)                                        354,646
 22,988   Microsemi Corp.(1)                                             324,131
  4,600   MicroStrategy, Inc. - Class A(1)                               189,014
 13,900   Microtek Medical Holdings, Inc.(1)                              43,924
 23,100   Microtune, Inc.(1)                                             121,968
  9,100   Microvision, Inc.(1),(2)                                        53,872
  8,100   Mid-America Apartment Communities, Inc.                        315,495
  9,600   Mid-State Bancshares                                           247,008
  7,400   Midas, Inc.(1)                                                 119,880
  2,100   Middleby Corp. (The)                                           110,565
  2,533   Middlesex Water Co.                                             45,391
  2,400   Midland Co.                                                     65,640
 17,159   Midway Games, Inc.(1),(2)                                      170,217
  5,100   Midwest Banc Holdings, Inc.                                     98,022
 16,298   Milacron, Inc.(1)                                               50,850
 24,231   Millennium Chemicals, Inc.(1)                                  513,940
 37,400   Mindspeed Technologies, Inc.(1)                                 74,800

--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS September 30, 2004  (Unaudited)

 SHARES   SECURITY                                                         VALUE

  8,400   Mine Safety Appliances Co.                                   $ 342,048
  8,068   Minerals Technologies, Inc.                                    474,882
 17,800   MIPS Technologies, Inc.(1)                                     101,460
 18,500   Mission Resources Corp.(1)                                     116,365
  8,100   Mission West Properties, Inc.                                   83,835
 12,700   MKS Instruments, Inc.(1)                                       194,564
  6,674   Mobile Mini, Inc.(1)                                           165,515
 10,700   Mobility Electronics, Inc.(1)                                   88,168
 10,506   Modine Manufacturing Co.                                       316,336
  6,200   Molecular Devices Corp.(1)                                     146,134
  3,500   Molina Healthcare, Inc.(1)                                     124,250
  9,875   Monaco Coach Corp.                                             213,794
 11,600   Monolithic Systems Technology, Inc.(1)                          50,344
  3,750   Monro Muffler Brake, Inc.(1)                                    81,938
 10,050   Moog, Inc. - Class A(1)                                        364,815
  8,100   MortgageIT Holdings, Inc.(1)                                   117,045
  4,200   Movado Group, Inc.                                              71,400
 12,025   Movie Gallery, Inc.                                            210,798
 38,772   MPS Group, Inc.(1)                                             326,073
  7,420   MRO Software, Inc.(1)                                           74,200
 39,834   MRV Communications, Inc.(1)                                     99,585
 10,100   MSC Software Corp.(1)                                           81,204
  2,500   MTC Technologies, Inc.(1)                                       69,075
  9,900   MTR Gaming Group, Inc.(1)                                       92,268
  9,500   MTS Systems Corp.                                              201,875
 13,700   Mueller Industries, Inc.                                       588,415
  9,800   Multimedia Games, Inc.(1)                                      151,900
  7,559   Myers Industries, Inc.                                          82,771
 14,800   Mykrolis Corp.(1)                                              149,036
 12,100   Myriad Genetics, Inc.(1)                                       206,910
 22,533   Nabi Biopharmaceuticals(1)                                     301,492
  1,725   NACCO Industries, Inc. - Class A                               148,609
 15,900   Nanogen, Inc.(1),(2)                                            60,897
  8,800   Nara Bancorp, Inc.                                             177,320
  5,800   Nash Finch Co.                                                 182,410
  1,000   National Beverage Corp.                                          8,080
 12,200   National Financial Partners Corp.                              436,516
 10,500   National Health Investors, Inc.                                298,620
  2,000   National Healthcare Corp.                                       57,000
 10,453   National Penn Bancshares, Inc.                                 334,182
  1,100   National Presto Industries, Inc.                                46,002
  4,100   National Processing, Inc.(1)                                   108,732
    700   National Western Life Insurance Co. - Class A(1)               114,030
 27,900   Nationwide Health Properties, Inc.                             578,925
  3,900   Nature's Sunshine Products, Inc.                                59,163
 10,675   Nautilus Group, Inc.                                           241,148
  8,200   Navarre Corp.(1)                                               118,818
 17,175   Navigant Consulting, Inc.(1)                                   377,163
  6,600   Navigant International, Inc.(1),(2)                            107,778
  2,600   Navigators Group, Inc. (The)(1)                                 76,024
  1,233   NBC Capital Corp.                                               31,589
 15,097   NBT Bancorp, Inc.                                              353,723
  8,300   NCI Building Systems, Inc.(1)                                  264,770
 10,211   NCO Group, Inc.(1)                                             275,186
    700   NCP Litigation Trust Entitlements(1)                                 0
 13,389   NDCHealth Corp.                                                214,893
 14,100   NeighborCare, Inc.(1)                                          357,435
  2,200   Nelnet, Inc.(1)                                                 49,236
  3,500   Neoforma, Inc.(1),(2)                                           32,585
  8,786   NeoPharm, Inc.(1)                                               75,208
  6,622   Neose Technologies, Inc.(1)                                     49,665
 20,972   Net IQ Corp.(1)                                                224,400
 17,896   Net.B@nk, Inc.                                                 179,139
 17,300   Net2Phone, Inc.(1)                                              55,706
 15,553   Netegrity, Inc.(1)                                             116,803
 10,100   NETGEAR, Inc.(1)                                               123,422
  4,200   Netratings, Inc.(1)                                             74,886
  7,200   Netscout Systems, Inc.(1)                                       38,376
 11,600   Network Equipment Technologies, Inc.(1)                         76,676
  7,900   Neurogen Corp.(1)                                               51,034
  2,900   Nevada Gold & Casinos, Inc.(1)                                  34,858
 11,500   New Century Financial Corp.                                    692,530
 11,850   New Jersey Resources Corp.                                     490,590
 14,300   Newcastle Investment Corp.                                     439,010
  5,700   NewMarket Corp.(1)                                             119,016
 28,825   Newpark Resources, Inc.(1)                                     172,950
 15,300   Newport Corp.(1)                                               175,491
  3,300   Nexstar Broadcasting Group, Inc. - Class A(1)                   28,116
 13,700   NIC, Inc.(1)                                                    73,432
 16,000   Nicor, Inc.                                                    587,200
  3,900   NitroMed, Inc.(1),(2)                                           92,976
  2,300   NL Industries, Inc.                                             42,113
 20,400   NMS Communications Corp.(1)                                     99,552
  6,600   NN, Inc.                                                        75,570
  3,300   Noble International Ltd.                                        60,291
 11,200   Nordson Corp.                                                  384,496
  4,900   North Pittsburgh Systems, Inc.                                 101,479
  8,700   Northfield Laboratories, Inc.(1),(2)                           116,319
 29,300   Northwest Airlines Corp.(1),(2)                                240,553
  5,900   Northwest Bancorp, Inc.                                        133,753
 12,107   Northwest Natural Gas Co.                                      384,155
  9,400   Novastar Financial, Inc., REIT(2)                              409,840
  6,800   Novatel Wireless, Inc.(1)                                      159,800
  9,500   Noven Pharmaceuticals, Inc.(1)                                 197,980
 13,970   NPS Pharmaceuticals, Inc.(1)                                   304,267
  8,276   NS Group, Inc.(1)                                              153,106
 19,644   Nu Skin Enterprises, Inc.                                      461,830
  8,400   NUI Corp.                                                      112,056
  3,900   Nutraceutical International Corp.(1)                            54,951
 12,733   Nuvelo, Inc.(1)                                                125,802
    500   NYMAGIC, Inc.                                                   10,945
 10,100   O'Charley's, Inc.(1)                                           164,630
  8,500   Oakley, Inc.                                                   101,150
 15,800   OCA, Inc.(1),(2)                                                74,892
  3,500   Ocean Financial Corp.                                           84,910
  9,300   Oceaneering International, Inc.(1)                             342,612
  5,100   Octel Corp.                                                    108,324
  7,700   Ocular Sciences, Inc.(1)                                       369,369
 16,600   Ocwen Financial Corp.(1)                                       151,890
 14,475   Odyssey Healthcare, Inc.(1)                                    256,931
  7,200   Offshore Logistics, Inc.(1)                                    247,824
 26,142   Ohio Casualty Corp.(1)                                         547,152
  9,200   Oil States International, Inc.(1)                              172,040
  7,700   Old Dominion Freight Line, Inc.(1)                             221,837
 24,200   Old National Bancorp                                           601,128
  3,798   Old Second Bancorp, Inc.                                       106,230
 27,254   Olin Corp.                                                     545,080
 10,600   OM Group, Inc.(1)                                              387,536
  1,900   Omega Financial Corp.                                           65,740
 15,700   OMEGA Healthcare Investors, Inc.                               168,932
  9,800   Omnicell, Inc.(1)                                              129,556
 20,700   OmniVision Technologies, Inc.(1),(2)                           292,905
 12,700   Omnova Solutions, Inc.(1)                                       76,581
 51,000   ON Semiconductor Corp.(1)                                      159,630
 13,300   Onyx Pharmaceuticals, Inc.(1)                                  572,033
  5,400   Open Solutions, Inc.(1)                                        134,838

--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS September 30, 2004  (Unaudited)

 SHARES   SECURITY                                                         VALUE

 23,966   Openwave Systems, Inc.(1)                                    $ 211,380
 47,400   Oplink Communications, Inc.(1)                                  84,846
  5,700   OPNET Technologies, Inc.(1)                                     58,482
 19,400   Opsware, Inc.(1),(2)                                           108,834
  8,100   Optical Communication Products, Inc.(1)                         16,929
  6,800   Option Care, Inc.                                              105,196
 17,400   Orasure Technologies, Inc.(1)                                  109,620
 18,160   Orbital Sciences Corp.(1)                                      207,387
  5,700   Orbitz, Inc. - Class A(1)                                      155,040
 10,400   Oregon Steel Mills, Inc.(1)                                    172,952
  6,302   Oriental Financial Group, Inc.                                 170,532
  1,500   Orleans Homebuilders, Inc.(1)                                   33,780
 15,500   OrthoLogic Corp.(1)                                            109,120
 18,700   Orthovita, Inc.(1)                                              83,683
 25,000   Oscient Pharmaceuticals Corp.(1),(2)                            88,750
  4,208   Oshkosh B'Gosh, Inc. - Class A                                  85,002
  6,300   OSI Systems, Inc.(1)                                           101,430
  9,000   Otter Tail Power Co.                                           229,500
  6,500   Overland Storage, Inc.(1)                                       90,935
 10,000   Overnite Corp.                                                 314,300
  9,900   Overseas Shipholding Group, Inc.                               491,436
  4,100   Overstock.com, Inc.(1),(2)                                     150,593
 14,300   Owens & Minor, Inc., Holding Co.                               363,220
  4,700   Oxford Industries, Inc.                                        175,075
  1,300   P.A.M. Transportation Services, Inc.(1)                         24,908
  9,572   P.F. Chang's China Bistro, Inc.(1)                             464,146
 12,600   Pacer International, Inc.(1)                                   206,640
 16,944   Pacific Capital Bancorp                                        501,204
 14,200   Packeteer, Inc.(1)                                             153,502
 12,000   Pain Therapeutics, Inc.(1)                                      86,280
 22,700   Palatin Technologies, Inc.(1)                                   66,057
  4,850   Palm Harbor Homes, Inc.(1),(2)                                  81,723
 16,198   PalmOne, Inc.(1),(2)                                           493,067
  6,787   PalmSource, Inc.(1)                                            140,762
  5,800   Palomar Medical Technologies, Inc.(1)                          127,136
 10,600   Panera Bread Co. - Class A(1),(2)                              397,924
  3,900   Pantry, Inc. (The)(1)                                           98,163
  5,806   Papa John's International, Inc.(1)                             178,128
 13,100   Par Pharmaceutical Cos., Inc.(1)                               470,683
 13,200   Paradyne Networks, Inc.(1)                                      60,720
101,900   Parametric Technology Corp.(1)                                 538,032
 11,260   PAREXEL International Corp.(1)                                 220,696
  6,387   Park Electrochemical Corp.                                     135,404
  5,000   Park National Corp.                                            636,150
 32,400   Parker Drilling Co.(1)                                         118,908
  4,100   Parkway Properties, Inc.                                       190,445
 15,295   Partners Trust Financial Group, Inc.                           158,456
  5,200   Party City Corp.(1)                                             76,804
 13,900   Pathmark Stores, Inc.(1)                                        67,415
 13,550   Paxar Corp.(1)                                                 307,314
 21,000   Paxson Communications Corp.(1)                                  28,350
 25,400   Payless ShoeSource, Inc.(1)                                    257,302
  3,250   PC Connection, Inc.(1)                                          22,328
  3,700   PC Mall, Inc.(1)                                                56,573
 10,000   PC-Tel, Inc.(1)                                                 82,600
  6,300   PDF Solutions, Inc.(1)                                          76,545
  3,600   PDI, Inc.(1)                                                    97,164
  1,793   Peapack-Gladstone Financial Corp.                               54,418
  5,200   PEC Solutions, Inc.(1)                                          60,944
  9,300   Pediatrix Medical Group, Inc.(1)                               510,105
  5,600   Peet's Coffee & Tea, Inc.(1)                                   130,984
 10,404   Pegasus Systems, Inc.(1)                                       124,016
  4,400   Pegasystems, Inc.(1)                                            30,712
  3,074   Penn Engineering & Manufacturing Corp.                          57,238
 13,500   Penn National Gaming, Inc.(1)                                  545,400
  6,400   Penn Virginia Corp.                                            253,376
  5,100   Penn-America Group, Inc.                                        69,411
  2,300   PennFed Financial Services, Inc.                                69,943
  2,056   PennRock Financial Services Corp.                               57,075
 12,812   Pennsylvania Real Estate Investment Trust, REIT                495,312
  7,900   Penwest Pharmaceuticals Co.(1)                                  89,191
  5,895   Peoples Bancorp, Inc.                                          155,156
 16,200   Peoples Energy Corp.                                           675,216
  2,300   Peoples Holding Co.                                             74,865
 21,600   Pep Boys - Manny, Moe, & Jack                                  302,400
 10,533   Per-Se Technologies, Inc.(1)                                   144,513
 42,200   Peregrine Pharmaceuticals(1)                                    67,942
 17,400   Performance Food Group Co.(1)                                  412,380
 11,100   Pericom Semiconductor Corp.(1)                                 107,226
  4,600   Perini Corp.(1)                                                 65,596
 30,800   Perot Systems Corp. - Class A(1)                               494,648
 26,098   Perrigo Co.                                                    536,314
  3,200   Perry Ellis International, Inc.(1)                              71,968
  6,900   PetMed Express, Inc.(1)                                         32,775
  7,300   Petroleum Development Corp.(1)                                 319,886
  4,660   PFF Bancorp, Inc.                                              178,338
  9,500   Pharmacyclics, Inc.(1)                                          97,945
  5,600   Pharmion Corp.(1)                                              289,498
 30,900   Pharmos Corp.(1)                                                88,992
  7,700   Philadelphia Consolidated Holding Corp.(1)                     424,424
 10,800   Phillips-Van Heusen Corp.                                      240,624
 35,300   Phoenix Cos., Inc. (The)(2)                                    367,826
  6,241   Photon Dynamics, Inc.(1)                                       126,692
 12,768   Photronics, Inc.(1)                                            212,204
  2,400   PICO Holdings, Inc.(1)                                          45,672
 16,100   Piedmont Natural Gas Co., Inc.(2)                              707,434
  9,200   Pinnacle Airlines Corp.(1)                                      92,920
 12,900   Pinnacle Entertainment, Inc.(1)                                178,020
 27,612   Pinnacle Systems, Inc.(1)                                      115,142
  8,400   Piper Jaffray Cos., Inc.(1)                                    332,556
 14,900   Pixelworks, Inc.(1)                                            149,149
 29,016   Plains Exploration & Production Co.(1)                         692,322
  7,300   Planar Systems, Inc.(1)                                         81,833
 11,500   PLATO Learning, Inc.(1)                                        101,660
  5,760   Playboy Enterprises, Inc. - Class B(1)                          57,830
 16,100   Playtex Products, Inc.(1)                                      101,430
 16,824   Plexus Corp.(1)                                                185,737
 21,771   Plug Power, Inc.(1),(2)                                        139,552
  8,700   PLX Technology, Inc.(1)                                         62,727
 13,000   PMA Capital Corp. - Class A                                     98,150
 24,569   PNM Resources, Inc.                                            553,048
  9,400   Polymedica Corp.                                               289,520
 35,862   Polyone Corp.(1)                                               269,682
  7,876   Pope & Talbot, Inc.                                            138,618
 16,600   Portal Software, Inc.(1)                                        45,318
  5,700   Portfolio Recovery Associates, Inc.(1)                         167,523
  7,000   Possis Medical, Inc.(1)                                        109,620
 13,900   Post Properties, Inc.                                          415,610
 11,568   Potlatch Corp.                                                 541,498
  2,300   Powell Industries, Inc.(1)                                      38,755
 10,300   Power Integrations, Inc.(1)                                    210,429
 25,300   Power-One, Inc.(1)                                             163,944
 38,400   Powerwave Technologies, Inc.(1)                                236,544
 11,300   Pozen, Inc.(1)                                                  98,762
 20,900   PRAECIS Pharmaceuticals, Inc.(1)                                45,980
  5,200   Pre-Paid Legal Services, Inc.(1),(2)                           133,536
 18,800   Prentiss Properties Trust, REIT                                676,800

--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS September 30, 2004  (Unaudited)

 SHARES   SECURITY                                                         VALUE

 10,000   Presidential Life Corp.                                      $ 171,800
 11,800   Presstek, Inc.(1)                                              114,106
 17,197   PRG-Schultz International, Inc.(1)                              98,711
 14,963   Price Communications Corp.(1)                                  228,186
  7,400   Price Legacy Corp., REIT                                       140,230
  8,716   Priceline.com, Inc.(1)                                         193,234
 16,300   Prime Hospitality Corp.(1)                                     198,371
 55,800   PRIMEDIA, Inc.(1)                                              131,130
 32,700   Primus Telecommunications Group, Inc.(1)                        48,069
 12,500   Priority Healthcare Corp. - Class B(1)                         251,875
  6,900   PrivateBancorp, Inc.                                           186,024
  9,293   Proassurance Corp.(1)                                          325,441
  2,000   Procurenet(1)                                                        0
  5,500   Progenics Pharmaceuticals, Inc.(1)                              80,575
 13,694   Progress Software Corp.(1)                                     272,511
  9,300   Proquest Co.(1)                                                239,010
  7,500   Prosperity Bancshares, Inc.                                    200,400
  2,800   Provide Commerce, Inc.(1)                                       58,492
 12,578   Provident Bancorp, Inc.                                        147,666
 14,597   Provident Bankshares Corp.                                     489,730
  2,100   Provident Financial Holdings, Inc.                              60,900
 33,064   Provident Financial Services, Inc.                             570,354
 18,327   Province Healthcare Co.(1)                                     383,401
  6,400   PS Business Parks, Inc.                                        255,040
 26,463   PSS World Medical, Inc.(1)                                     265,689
  4,800   Psychiatric Solutions, Inc.(1)                                 121,680
 22,400   PTEK Holdings, Inc.(1)                                         191,968
  2,600   Pulitzer, Inc.                                                 128,440
  5,500   QAD, Inc.                                                       38,335
  2,600   Quaker Chemical Corp.                                           62,790
  6,300   Quality Distribution, Inc.(1)                                   38,493
  1,800   Quality Systems, Inc.(1)                                        90,918
  6,100   Quanex Corp.                                                   312,808
 26,900   Quanta Services, Inc.(1)                                       162,745
 65,000   Quantum Corp.(1)                                               150,150
 19,500   Quest Software, Inc.(1)                                        216,840
 11,000   Quicksilver Resources, Inc.(1)                                 359,370
 20,800   Quicksilver, Inc.(1)                                           528,736
 15,500   Quidel Corp.(1)                                                 70,215
  4,000   Quixote Corp.                                                   77,120
 10,350   R&G Financial Corp. - Class B                                  400,028
  9,700   R.H. Donnelley Corp.(1)                                        478,792
  8,574   RadiSys Corp.(1)                                               119,607
 14,900   RAE Systems, Inc.(1)                                            83,142
 12,400   RailAmerica, Inc.(1)                                           137,020
 11,100   RAIT Investment Trust, REIT                                    303,585
 10,860   Ralcorp Holdings, Inc.(1)                                      392,046
  7,600   Ramco-Gershenson Properties Trust, REIT                        205,808
 25,100   Range Resources Corp.                                          438,999
 14,675   RARE Hospitality International, Inc.(1)                        391,089
  2,600   Raven Industries, Inc.                                         115,570
 12,800   Rayovac Corp.(1)                                               337,280
  7,200   RC2 Corp.(1)                                                   236,880
 41,600   Reader's Digest Association, Inc. (The)                        606,944
  5,400   Reading International, Inc. - Class A(1)                        43,200
 40,700   RealNetworks, Inc.(1)                                          189,662
 17,000   Realty Income Corp., REIT                                      765,510
  4,700   Red Robin Gourmet Burgers(1)                                   205,249
 14,600   Redback Networks, Inc.(1)                                       76,212
  6,200   Redwood Trust, Inc.                                            387,004
 11,400   Regal-Beloit Corp.                                             275,766
 10,900   Regeneration Technologies, Inc.(1)                              87,418
 16,400   Regeneron Pharmaceuticals, Inc.(1)                             142,352
 11,200   Regent Communications, Inc.(1)                                  63,392
  7,100   RehabCare Group, Inc.(1)                                       163,513
 11,050   Reliance Steel & Aluminum Co.                                  438,685
 27,448   Remec, Inc.(1)                                                 129,280
  8,000   Remington Oil & Gas Corp.(1)                                   210,000
  3,000   Renaissance Learning, Inc.                                      65,010
 13,361   Rent-Way, Inc.(1)                                               91,523
 27,040   Republic Bancorp, Inc.                                         416,416
  1,655   Republic Bancorp, Inc. - Class A                                38,396
  5,500   Res-Care, Inc.(1)                                               65,175
  4,800   Resource America, Inc. - Class A                               113,232
  9,400   Resources Connection, Inc.(1)                                  355,132
 12,100   Restoration Hardware, Inc.(1)                                   62,678
  1,200   Retail Ventures, Inc.(1)                                         9,048
 24,800   Retek, Inc.(1)                                                 113,088
 58,900   Revlon(1)                                                      148,428
  8,700   Rewards Network, Inc.(1)                                        58,029
 69,400   RF Micro Devices, Inc.(1)                                      439,996
  4,700   Rigel Pharmaceuticals, Inc.(1)                                 118,910
  7,474   Riggs National Corp.                                           165,923
  7,800   RLI Corp.                                                      292,890
  3,800   Robbins & Myers, Inc.                                           83,600
  3,783   Robert Mondavi Corp. - Class A(1)                              148,180
  9,500   Rock-Tenn Co. - Class A                                        149,530
  6,500   Rofin-Sinar Technologies, Inc.(1)                              190,970
  6,500   Rogers Corp.(1)                                                276,185
  9,050   Rollins, Inc.                                                  219,825
    315   Royal Bancshares of Pennsylvania, Inc. - Class A                 7,645
  7,900   Royal Gold, Inc.(2)                                            134,932
  2,100   RPC, Inc.                                                       37,548
 23,000   RSA Security, Inc.(1)                                          443,900
  8,000   RTI International Metals, Inc.(1)                              154,960
 14,000   Ruddick Corp.                                                  274,960
  6,300   Rudolph Technologies, Inc.(1)                                  105,462
  4,800   Russ Berrie & Co., Inc.                                         96,720
 10,500   Russell Corp.                                                  176,820
 18,350   Ryan's Restaurant Group, Inc.(1)                               272,314
 10,788   Ryerson Tull, Inc. - Class A                                   185,230
  8,860   S&T Bancorp, Inc.                                              316,391
  3,400   S.Y. Bancorp, Inc.                                              76,738
 28,500   S1 Corp.(1)                                                    227,430
 46,400   Safeguard Scientifics, Inc.(1)                                  86,768
  8,873   SafeNet, Inc.(1)                                               234,070
  2,700   Safety Insurance Group, Inc.                                    60,021
  5,950   SAGA Communications, Inc. - Class A(1)                         100,853
  3,218   Salem Communications Corp.(1)                                   81,480
  3,200   Salesforce.com(1)                                               50,016
 15,150   Salix Pharmaceuticals Ltd.(1)                                  326,028
  3,200   Sanders Morris Harris Group, Inc.                               38,592
  4,050   Sanderson Farms, Inc.                                          135,473
  7,200   Sandy Spring Bancorp, Inc.                                     235,440
  1,331   Santander BanCorp                                               33,275
  3,600   Santarus, Inc.(1)                                               32,652
 30,200   Sapient Corp.(1)                                               230,426
  2,600   Sauer, Inc.                                                     44,408
  3,500   Saul Centers, Inc.                                             115,080
 12,300   Saxon Capital, Inc.(1)                                         264,450
 19,600   SBA Communications Corp.(1)                                    137,200
  7,308   SBS Technologies, Inc.(1)                                       89,158
 31,036   Scansoft, Inc.(1)                                              126,627
  4,900   ScanSource, Inc.(1)                                            312,620
  1,890   SCBT Financial Corp.                                            55,755
  1,400   Schawk, Inc.                                                    20,342

--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS September 30, 2004  (Unaudited)

 SHARES   SECURITY                                                         VALUE

  7,050   Schnitzer Steel Industries, Inc. - Class A                   $ 228,068
 12,900   Scholastic Corp.(1)                                            398,481
  8,500   School Speciality, Inc.(1)                                     334,985
 13,300   Schulman, Inc.                                                 293,132
  5,000   Schweitzer-Mauduit International, Inc.                         162,000
 21,100   SciClone Pharmaceuticals, Inc.(1)                               75,116
 30,200   Scientific Games Corp. - Class A(1)                            576,820
 20,943   SCP Pool Corp.                                                 560,016
  7,349   SCS Transportation, Inc.(1)                                    139,190
    100   Seaboard Corp.                                                  58,595
  4,600   Seabulk International, Inc.(1)                                  47,610
 10,700   SeaChange International, Inc.(1),(2)                           171,093
  4,760   Seacoast Banking Corp. of Florida                              101,674
  6,550   Seacor SMIT, Inc.(1)                                           306,213
 13,600   Seattle Genetics, Inc.(1)                                       89,352
 16,137   Secure Computing Corp.(1)                                      122,480
    800   Security Bank Corp.                                             28,000
 21,700   Seebeyond Technology Corp.(1)                                   66,836
 15,700   Select Comfort Corp.(1)                                        285,740
 35,000   Select Medical Corp.                                           470,050
 12,100   Selective Insurance Group, Inc.                                450,120
  8,000   Semitool, Inc.(1)                                               60,720
 22,400   Senior Housing Properties Trust, REIT                          399,168
 17,533   Sensient Technologies                                          379,414
  2,000   Sequa Corp. - Class A(1)                                       104,420
 11,026   SERENA Software, Inc.(1)                                       184,465
  9,300   Serologicals Corp.(1)                                          216,969
  5,600   SFBC International, Inc.(1)                                    147,336
  4,700   Sharper Image Corp.(1)                                         100,815
 23,600   Shaw Group, Inc.(1)                                            283,200
  2,000   Shenandoah Telecommunications Co.                               51,220
  3,700   Shoe Carnival, Inc.(1)                                          43,623
 11,490   ShopKo Stores, Inc.(1)                                         200,041
  8,650   Shuffle Master, Inc.(1),(2)                                    324,029
  2,900   SI International, Inc.(1)                                       63,539
  8,600   Sierra Health Services, Inc.(1)                                412,198
 43,720   Sierra Pacific Resources(1),(2)                                391,294
  8,900   Sigmatel, Inc.(1)                                              188,769
  5,000   Silgan Holdings, Inc.                                          231,500
100,500   Silicon Graphics, Inc.(1),(2)                                  143,715
 29,300   Silicon Image, Inc.(1)                                         370,352
 30,300   Silicon Storage Technology, Inc.(1)                            193,011
 13,800   Silicon Valley Bancshares(1)                                   512,946
  2,100   Siliconix, Inc.(1)                                              75,243
  4,500   Simmons First National Corp. - Class A                         115,110
  7,200   SimpleTech, Inc.(1)                                             26,352
  6,600   Simpson Manufacturing Co., Inc.                                417,120
 19,918   Sinclair Broadcast Group, Inc.                                 145,401
 10,506   SIPEX Corp.(1)                                                  55,157
 18,800   SITEL Corp.(1)                                                  40,608
 35,200   Six Flags, Inc.(1)                                             191,488
  1,600   SJW Corp.                                                       52,832
  8,989   Skechers USA, Inc. - Class A(1)                                130,520
  2,100   Skyline Corp.                                                   84,105
 22,700   SkyWest, Inc.                                                  341,635
 57,100   Skyworks Solutions, Inc.(1)                                    542,450
  3,900   Smart & Final, Inc.(1)                                          65,364
  1,500   Smithtown Bancorp, Inc.                                         37,500
     28   SoftBrands, Inc.(1)                                                 31
  8,000   Sohu.com, Inc.(1),(2)                                          133,040
 11,600   Sola International, Inc.(1)                                    220,980
 10,500   Sonic Automotive, Inc.                                         210,525
 22,847   Sonic Corp.(1)                                                 585,569
  9,200   Sonic Innovations, Inc.(1)                                      41,952
  6,400   Sonic Solutions(1)                                             104,448
 21,100   SonicWALL, Inc.(1)                                             142,636
  5,928   SonoSite, Inc.(1)                                              154,424
 17,483   Sotheby's Holding, Inc. - Class A(1)                           274,833
  9,600   Source Interlink Cos., Inc.(1)                                  93,312
  6,383   SOURCECORP, Inc.(1)                                            141,320
  6,600   South Jersey Industries, Inc.                                  315,150
  3,000   Southern Community Financial Corp.                              33,390
 26,589   Southern Union Co.(1)                                          545,075
  2,157   Southside Bancshares, Inc.                                      43,917
 29,000   Southwest Bancorp of Texas                                     584,060
  6,600   Southwest Bancorp, Inc.                                        145,530
 14,312   Southwest Gas Corp.                                            342,772
  6,827   Southwest Water Co.                                             83,627
 14,100   Southwestern Energy Co.(1)                                     592,059
  7,000   Sovran Self Storage, Inc.                                      274,260
 15,298   Spanish Broadcasting System, Inc.(1)                           150,532
  9,000   Spartech Corp.                                                 225,900
 11,900   SpatiaLight, Inc.(1)                                            70,210
  3,000   Specialty Laboratories, Inc.(1)                                 31,500
  9,700   Spectralink Corp.                                               92,150
  5,554   Speedway Motorsports, Inc.                                     185,115
 22,543   Spherion Corp.(1)                                              176,286
  9,380   Spinnaker Exploration Co.(1)                                   328,675
  8,249   Sports Authority, Inc. (The)(1)                                191,377
  3,700   Sports Resorts International, Inc.(1)                           13,820
  4,800   SPSS, Inc.(1)                                                   63,984
  4,600   SRA International, Inc. - Class A(1)                           237,176
  6,100   SS&C Technologies, Inc.                                        119,133
 12,400   St. Mary Land & Exploration Co.                                493,644
  7,200   Stage Stores, Inc.(1)                                          246,384
  7,400   Stamps.com, Inc.                                                98,420
  3,400   Standard Commercial Corp.                                       53,550
  6,861   Standard Microsystems Corp.(1)                                 120,136
  3,600   Standard Motor Products, Inc.                                   54,396
  5,200   Standard Register Co.                                           54,600
  3,600   Standex International Corp.                                     88,200
  2,900   Stanley Furniture Co., Inc.                                    127,600
 12,700   Star Scientific, Inc.(1),(2)                                    75,184
  3,725   StarTek, Inc.                                                  116,816
  4,300   State Auto Financial Corp.                                     124,485
  1,881   State Bancorp, Inc.                                             42,605
  2,900   State Financial Services Corp. - Class A                        79,576
  7,875   Steak n Shake Co.(1)                                           134,505
 14,630   Steel Dynamics, Inc.                                           565,011
  5,100   Steel Technologies, Inc.                                       130,647
 10,696   Stein Mart, Inc.(1)                                            162,793
  2,300   Steinway Musical Instruments, Inc.(1)                           62,560
  9,100   Stellent, Inc.(1)                                               70,161
  1,200   Stephan Chemical Co.                                            28,548
 26,200   STERIS Corp.(1)                                                574,828
  5,570   Sterling Bancorp                                               150,669
 18,925   Sterling Bancshares, Inc.                                      254,541
  9,943   Sterling Financial Corp. - Pennsylvania                        266,870
  9,859   Sterling Financial Corp. - Spokane(1)                          347,431
  4,500   Steven Madden Ltd.(1)                                           79,425
 12,400   Stewart & Stevenson Services, Inc.                             219,108
 39,900   Stewart Enterprises, Inc. - Class A(1)                         277,305
  6,300   Stewart Information Services Corp.                             248,220
 15,925   Stillwater Mining Co.(1)                                       246,838
  8,679   Stone Energy Corp.(1)                                          379,793
  4,800   Stoneridge, Inc.(1)                                             67,680
  4,150   Stratasys, Inc.(1)                                             130,953
  5,500   Strategic Hotel Capital, Inc.                                   74,360

--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS September 30, 2004  (Unaudited)

 SHARES   SECURITY                                                         VALUE

 32,300   Stratex Networks, Inc.(1)                                    $  72,352
  1,200   Strattec Security Corp.(1)                                      74,712
  6,060   Strayer Education, Inc.                                        696,961
 17,900   Stride Rite Corp.                                              183,475
  8,700   Sturm Ruger & Co., Inc.                                         78,387
  3,100   Suffolk Bancorp                                                 93,527
  9,500   Summit Properties, Inc.                                        256,975
  4,865   Sun Bancorp, Inc.(1)                                           106,689
  6,900   Sun Communities, Inc.                                          270,411
  5,725   Sunrise Assisted Living, Inc.(1),(2)                           201,062
  8,900   Sunterra Corp.(1)                                               84,817
 20,283   SuperGen, Inc.(1),(2)                                          125,349
 19,901   Superior Energy Services, Inc.(1)                              257,121
  8,300   Superior Industries International, Inc.                        248,585
  3,048   Supertex, Inc.(1)                                               59,223
 16,000   Support.com, Inc.(1)                                           155,840
  5,500   Surewest Communications                                        157,685
  6,700   SurModics, Inc.(1),(2)                                         159,125
 17,247   Susquehanna Bancshares, Inc.                                   424,276
 10,020   Swift Energy Co.(1)                                            240,079
 19,400   Swift Transportation Co., Inc.(1)                              326,308
  6,111   SWS Group, Inc.                                                 98,265
 14,400   Sybron Dental Specialties, Inc.(1)                             427,536
 65,200   Sycamore Networks, Inc.(1)                                     246,456
  8,500   Sykes Enterprises, Inc.(1)                                      39,015
  4,600   Symbion, Inc.(1)                                                74,083
 18,200   Symmetricom, Inc.(1)                                           172,172
 10,270   Symyx Technologies(1)                                          241,859
  8,600   Synaptics, Inc.(1)                                             173,376
  2,500   Syntel, Inc.                                                    41,325
 13,900   Syntroleum Corp.(1)                                             97,578
  2,100   Sypris Solutions, Inc.                                          28,665
  2,900   Systemax, Inc.(1)                                               16,414
 16,900   Take-Two Interactive Software, Inc.(1)                         555,165
 12,533   TALK America Holdings, Inc.(1),(2)                              65,548
  6,250   TALX Corp.                                                     144,313
  5,100   Tanger Factory Outlet Centers, Inc.                            228,378
 10,400   Tanox, Inc.(1)                                                 175,448
  2,700   Tarragon Corp.                                                  35,127
  9,100   Taser International, Inc.(1),(2)                               341,705
 18,000   Taubman Centers, Inc.                                          464,940
  2,200   Taylor Capital Group, Inc.                                      52,800
  9,100   TBC Corp.(1)                                                   203,294
 17,100   Techne Corp.(1)                                                652,878
  3,300   Technical Olympic USA, Inc.                                     93,192
 15,800   Technitrol, Inc.(1)                                            308,100
  7,541   Tecumseh Products Co. - Class A                                315,742
  2,300   Tejon Ranch Co.(1)                                              86,595
 19,400   Tekelec(1)                                                     323,592
 13,422   Teledyne Technologies, Inc.(1)                                 336,087
 16,500   TeleTech Holdings, Inc.(1)                                     155,760
 16,200   Telik, Inc.(1)                                                 361,260
  8,900   Tempur-Pedic International, Inc.(1)                            133,411
  2,600   Tennant Co.                                                    105,378
 17,600   Tenneco Automotive, Inc.(1)                                    230,560
 32,000   Terayon Communication Systems, Inc.(1)                          67,840
 18,768   Terex Corp.(1)                                                 814,531
 12,800   Terra Industries, Inc.(1)                                      110,848
 25,255   Tersoro Petroleum Corp.(1)                                     745,780
 10,700   Tessera Technologies, Inc.(1)                                  236,470
 23,616   Tetra Tech, Inc.(1)                                            299,215
  8,350   TETRA Technologies, Inc.(1)                                    259,268
  6,600   Texas Capital Bancshares, Inc.(1)                              119,790
  8,247   Texas Industries, Inc.                                         424,226
 17,533   Texas Regional Bancshares, Inc. - Class A                      545,101
 14,900   ThermoGenesis Corp.(1)                                          71,520
 13,300   Third Wave Technologies(1)                                      91,504
 24,500   Thomas & Betts Corp.                                           657,090
  4,700   Thomas Industries, Inc.                                        147,580
  4,200   Thomas Nelson, Inc.                                             82,110
 14,000   Thor Industries, Inc.                                          370,580
 20,260   Thoratec Laboratories Corp.(1)                                 194,901
 14,197   THQ, Inc.(1)                                                   276,274
  7,200   Tier Technologies, Inc. - Class B(1)                            69,480
  9,400   TierOne Corp.                                                  216,764
 22,200   Time Warner Telecommunications, Inc. - Class A(1)              106,560
 31,900   Titan Corp.(1)                                                 445,643
  1,900   Titanium Metals Corp.(1)                                        44,574
 16,000   TiVo, Inc.(1)                                                  105,920
  6,900   Todco - Class A(1)                                             119,715
  2,430   Tompkins Trustco, Inc.                                         112,485
 12,844   Too, Inc.(1)                                                   232,091
 10,996   Topps Co., Inc.                                                107,541
  9,100   Toro Co.                                                       621,530
 26,990   Tower Automotive, Inc.(1)                                       56,409
  5,600   Town & Country Trust                                           142,520
 11,700   Tractor Supply Co.(1)                                          367,848
  9,400   Tradestation Group, Inc.(1)                                     57,622
 10,600   Trammel Crow Co.(1)                                            166,632
 11,409   Trans World Entertainment Corp.(1)                             111,466
  3,800   TransAct Technologies, Inc.(1)                                  98,230
 14,806   Transaction Systems Architecture, Inc. - Class A(1)            275,170
 11,845   Transkaryotic Therapies, Inc.(1)                               210,012
 54,300   Transmeta Corp.(1)                                              68,418
  5,000   TransMontaigne Oil Co.(1)                                       29,100
    600   Travelzoo, Inc.(1),(2)                                          31,200
  5,050   TRC Cos., Inc.(1)                                               94,789
 11,055   Tredegar Industries, Inc.                                      201,201
  3,800   Trex Co., Inc.(1)                                              168,264
  3,800   Triad Guaranty, Inc.(1)                                        210,824
 12,900   Triarc Cos., Inc. - Class B                                    147,963
  5,000   TriCo Bancshares                                               104,600
  8,700   Trident Microsystems, Inc.(1)                                   87,609
 19,809   Trimble Navigation Ltd.(1)                                     625,964
  7,802   Trimeris, Inc.(1)                                              117,420
 15,712   Trinity Industries, Inc.                                       489,743
  9,200   Tripath Imaging, Inc.(1)                                        75,256
 15,500   Tripath Technology, Inc.(1),(2)                                 26,350
 50,878   TriQuint Semiconductor, Inc.(1)                                198,424
 11,800   Triton PCS Holdings, Inc. - Class A(1)                          30,208
  5,400   Triumph Group, Inc.(1)                                         182,682
 10,100   TriZetto Group, Inc.(1)                                         58,883
 27,783   Trustco Bank Corp.                                             356,178
 17,400   Trustmark Corp.                                                540,792
 14,600   TTM Technologies, Inc.(1)                                      129,794
 11,000   Tuesday Morning Corp.(1)                                       340,120
 23,200   Tumbleweed Communications Corp.(1)                              58,696
 19,490   Tupperware Corp.                                               330,940
 16,200   Tyler Technologies, Inc.(1)                                    143,208
 11,800   U.S. Restaurant Properties, Inc.                               199,302
  3,908   U.S.B. Holding Co., Inc.                                        98,797
 15,100   U.S.I. Holdings Corp.(1)                                       206,115
 31,100   UbiquiTel, Inc.(1)                                             124,400
 15,600   UICI                                                           510,744
  4,600   UIL Holdings Corp.                                             226,274

--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS September 30, 2004  (Unaudited)

 SHARES   SECURITY                                                         VALUE

  4,200   Ulticom, Inc.(1)                                             $  62,034
  7,100   Ultimate Software Group, Inc. (The)(1)                          87,188
  7,400   Ultralife Batteries, Inc.(1)                                    75,258
  9,528   Ultratech, Inc.(1)                                             149,304
  5,592   UMB Financial Corp.                                            266,571
 19,731   Umpqua Holdings Corp.                                          445,131
  3,500   UniFirst Corp.                                                 100,100
  2,000   Union Bankshares Corp.                                          62,320
 15,200   Unisource Energy Corp.                                         370,120
 14,870   Unit Corp.(1)                                                  521,640
  7,600   United Auto Group, Inc.                                        190,684
 16,200   United Bankshares, Inc.                                        561,330
 11,100   United Community Banks, Inc.                                   269,397
 13,542   United Community Financial Corp.                               153,973
  3,400   United Fire & Casualty Co.                                     194,922
  5,200   United Industrial Corp.                                        171,028
 15,500   United Natural Foods, Inc.(1)                                  412,300
 20,950   United Online, Inc.(1)                                         201,539
  2,400   United PanAm Financial Corp.(1)                                 43,212
 17,100   United Rentals, Inc.(1)                                        271,719
 13,251   United Stationers, Inc.(1)                                     575,093
 11,600   United Surgical Partners International, Inc.(1)                398,460
  7,428   United Therapeutics Corp.(1)                                   259,460
 12,800   Universal American Financial Corp.(1)                          165,504
  5,900   Universal Compression Holdings, Inc.(1)                        201,013
 10,168   Universal Corp.                                                453,900
  8,615   Universal Display Corp.(1)                                      72,538
  4,241   Universal Electronics, Inc.(1)                                  71,164
  7,200   Universal Forest Products, Inc.                                246,240
  4,600   Universal Health Realty Income Trust, REIT                     139,380
  6,100   Universal Technical Institute, Inc.(1)                         184,098
  2,300   Univest Corporation of Pennsylvania                             93,725
  9,917   Unizan Financial Corp.                                         273,808
 17,900   UNOVA, Inc.(1)                                                 251,495
  6,900   Urologix, Inc.(1)                                               43,608
 12,700   URS Corp.(1)                                                   338,836
  5,900   Urstadt Biddle Properties - Class A                             89,916
  4,700   USANA Health Sciences, Inc.(1),(2)                             163,560
 32,833   USEC, Inc.                                                     340,478
 11,651   USF Corp.                                                      418,154
 12,800   USG Corp.(1),(2)                                               233,344
  9,100   Vail Resorts, Inc.(1)                                          164,437
 21,200   Valassis Communications, Inc.(1)                               627,096
 32,400   Valeant Pharmaceuticals International                          781,488
 23,800   Valence Technology, Inc.(1),(2)                                 81,872
  7,040   Valhi, Inc.                                                    105,811
  5,800   Valmont Industries, Inc.                                       121,046
    400   Value Line, Inc.                                                14,800
 29,100   ValueClick, Inc.(1)                                            274,704
  8,100   ValueVision International, Inc.(1)                             108,459
 13,506   Varian Semiconductor Equipment Associates, Inc.(1)             417,335
 14,528   Varian, Inc.(1)                                                550,175
 11,295   Vector Group Ltd.(2)                                           169,762
  9,200   Veeco Instruments, Inc.(1)                                     192,924
  5,796   Ventana Medical Systems, Inc.(1)                               292,350
  8,200   Ventiv Health, Inc.(1)                                         138,990
  5,300   Verint Systems, Inc.(1)                                        195,252
 12,500   Veritas DGC, Inc.(1)                                           284,750
 10,317   Verity, Inc.(1)                                                132,883
 50,300   Verso Technologies, Inc.(1)                                     47,785
 33,000   Vertex Pharmaceuticals, Inc.(1)                                346,500
 11,800   Vesta Insurance Group, Inc.                                     52,982
  9,200   ViaSat, Inc.(1)                                                184,920
 11,500   Viasys Healthcare, Inc.(1)                                     192,395
  6,774   Vicor Corp.                                                     68,485
 18,400   Vicuron Pharmaceuticals, Inc.(1)                               270,112
 87,400   Vignette Corp.(1)                                              116,242
 12,700   Viisage Technology, Inc.(1)                                     73,025
 21,490   Vintage Petroleum, Inc.                                        431,304
 24,700   Vion Pharmaceuticals, Inc.(1),(2)                              103,987
  3,625   Virginia Commerce Bancorp, Inc.(1)                              97,875
  1,900   Virginia Financial Group, Inc.                                  61,750
  4,500   VistaCare, Inc. - Class A(1)                                    68,895
 50,700   Visteon Corp.                                                  405,093
 18,400   VISX, Inc.(1)                                                  379,040
  2,000   Vital Signs, Inc.                                               63,960
 81,000   Vitesse Semiconductor Corp.(1)                                 221,130
  2,400   Volt Information Sciences, Inc.(1)                              69,048
  3,000   Volterra Semiconductor Corp.(1)                                 37,290
 11,100   W-H Energy Services, Inc.(1)                                   230,325
 27,800   W.R. Grace & Co.(1)                                            262,710
 10,100   Wabash National Corp.(1)                                       277,447
 16,971   Wabtec Corp.                                                   317,188
 11,100   Walter Industries, Inc.                                        177,822
 18,000   Warnaco Group, Inc.(1)                                         400,140
  9,900   Washington Group International, Inc.(1)                        342,738
 17,300   Washington Real Estate Investment Trust                        524,190
  4,000   Washington Trust Bancorp, Inc.                                 104,600
 17,750   Waste Connections, Inc.(1)                                     562,320
 16,500   WatchGuard Technologies, Inc.(1)                                77,220
  2,700   Water Pik Technologies, Inc.(1)                                 40,230
  7,753   Watsco, Inc. - Class A                                         232,823
 12,700   Watson Wyatt and Co. Holdings                                  334,010
  8,080   Watts Industries, Inc. - Class A                               216,948
 18,780   Wausau-Mosinee Paper Co.                                       312,687
 12,995   Waypoint Financial Corp.                                       358,272
 12,200   WCI Communities, Inc.(1)                                       284,260
  7,900   WD-40 Co.                                                      225,940
 11,000   WebEx Communications, Inc.(1),(2)                              240,020
 22,000   webMethods, Inc.(1)                                            117,040
  8,600   Websense, Inc.(1)                                              358,362
  3,600   Weis Markets, Inc.                                             121,968
  2,300   WellCare Health Plans, Inc.(1)                                  43,585
 15,500   Wellman, Inc.                                                  131,440
 17,100   Werner Enterprises, Inc.                                       330,201
  8,500   WesBanco, Inc.                                                 247,180
  5,977   WESCO International, Inc.(1)                                   144,942
  4,305   West Bancorp                                                    72,066
  6,800   West Coast Bancorp                                             141,644
  6,400   West Marine, Inc.(1)                                           136,832
 10,072   West Pharmaceutical Services, Inc.                             210,001
 13,400   Westamerica Bankcorporation                                    735,526
 22,900   Westell Technologies, Inc.(1)                                  118,393
  1,500   Western Sierra Bancorp(1)                                       49,935
  3,200   Westlake Chemical Corp.(1)                                      71,360
 18,300   WGL Holdings, Inc.                                             517,158
  3,900   Wheeling-Pittsburgh Corp.(1)                                   122,109
  6,800   Whiting Petroleum Corp.(1)                                     206,720
 13,589   Wild Oats Market, Inc.(1)                                      117,409
  1,800   William Lyon Homes, Inc.(1)                                    160,020
  3,600   Wilshire Bankcorp, Inc.(1)                                     108,648
  9,100   Wilson Greatbatch Technologies, Inc.(1)                        162,799
 27,800   Wind River Systems, Inc.(1)                                    339,160
 29,800   Winn-Dixie Stores, Inc.(1),(2)                                  92,082
  9,494   Winnebago Industries                                           328,872

--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS September 30, 2004  (Unaudited)

   SHARES   SECURITY                                                      VALUE

   10,100   Winston Hotels, Inc.                                   $    108,070
    8,750   Wintrust Financial Corp.                                    501,200
   16,800   Wireless Facilities, Inc.(1)                                117,096
    9,200   Witness Systems, Inc.(1)                                    147,844
   15,800   WJ Communications, Inc.(1)                                   38,552
    7,200   WMS Industries, Inc.(1),(2)                                 184,968
   14,900   Wolverine World Wide, Inc.                                  375,480
    3,267   Woodhead Industries, Inc.                                    45,085
    4,100   Woodward Governor Co.                                       276,709
    7,600   World Acceptance Corp.(1)                                   176,700
    4,600   World Fuel Services Corp.                                   164,680
    3,522   World Wrestling Entertainment, Inc.                          43,039
   10,300   Wright Medical Group, Inc.(1)                               258,736
    2,700   WSFS Financial Corp.                                        135,000
    8,100   X-Rite, Inc.                                                118,017
   19,948   Yankee Candle Co., Inc.(1)                                  577,694
    4,900   Yardville National Bancorp                                  142,590
   15,400   York International Corp.                                    486,486
    8,061   Young Broadcasting Corp. - Class A(1)                        87,623
    1,100   Young Innovations, Inc.                                      36,300
   19,800   Zale Corp.(1)                                               556,380
    4,600   Zenith National Insurance Corp.                             194,626
   17,100   Zhone Technologies, Inc.(1)                                  52,497
   14,700   Zila, Inc.(1)                                                60,564
    9,700   Zix Corp.(1),(2)                                             44,426
    4,200   Zoll Medical Corp.(1)                                       140,238
   16,065   Zoran Corp.(1)                                              252,542
    7,222   Zygo Corp.(1)                                                73,159
    6,500   Zymogenetics, Inc.(1)                                       113,360
                                                                   ------------

TOTAL COMMON STOCKS
   (Cost $358,789,526)                                              394,170,080
                                                                   ------------
PRINCIPAL
   AMOUNT  SECURITY                                                       VALUE

           SHORT-TERM INSTRUMENTS--0.66%

             U.S. TREASURY BILLS(3)--0.66%

  115,000    1.40%, 10/21/04                                            114,911
   64,000    1.42%, 10/28/04                                             63,932
  473,000    1.52%, 11/12/04                                            472,118
  661,000    1.61%, 11/18/04                                            659,561
  495,000    1.63%, 11/26/04                                            493,775
  493,000    1.60%, 12/02/04                                            491,649
  350,000    1.59%, 12/23/04(4)                                         348,663
                                                                   ------------
                                                                      2,644,609
                                                                   ------------
TOTAL SHORT-TERM INSTRUMENTS
   (Cost $2,644,791)                                                  2,644,609
                                                                   ------------
           SECURITIES LENDING COLLATERAL--3.74%

             INVESTMENT IN AFFILIATED INVESTMENT
             COMPANIES--3.74%
14,841,600   Daily Assets Fund Institutional 1.75%(6),(7)
                (Cost $14,841,600)                                   14,841,600
                                                                  -------------
TOTAL INVESTMENTS
   (Cost $376,275,917)                        103.64%             $ 411,656,289

LIABILITIES IN EXCESS OF OTHER ASSETS          (3.64)               (14,454,931)
                                             -------              -------------

NET ASSETS                                    100.00%             $ 397,201,358
                                             =======              =============

--------------------------------------------------------------------------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(1)    Non-income producing security.

(2) All or a portion of this security was on loan. The value of all securities loaned at September 30, 2004 amounted to $14,292,840, which is 3.60% of total net assets.

(3) Rates shown represent annualized yield at time of purchase, not a coupon rate.

(4)    Held as collateral for future contracts.

(5)    Closed end mutual fund.

(6) Daily Assets Fund Institutional, an affiliated fund, is also managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(7)    Represents collateral held in connection with security lending.

REIT - Real Estate Investment Trust

--------------------------------------------------------------------------------

SCUDDER VIT SMALL CAP INDEX FUND

    ----------------------------------------------------------------------------------------
    SECTOR ALLOCATION

    AS OF SEPTEMBER 30, 2004

    (PERCENTAGES ARE BASED ON MARKET VALUE* OF TOTAL INVESTMENTS IN THE FUND)

    A FUND'S SECTOR ALLOCATION IS SUBJECT TO CHANGE.

    ----------------------------------------------------------------------------------------
    Financial Services                                                                22.34%
    Information Technology                                                            16.39
    Consumer Discretionary                                                            15.18
    Industrials                                                                       14.51
    Health Care                                                                       12.45
    Materials                                                                          6.30
    Energy                                                                             5.37
    Utilities                                                                          3.23
    Consumer Staples                                                                   2.45
    Other                                                                              1.78

                                                                                     ------
    TOTAL                                                                            100.00%
                                                                                     ======

      * EXCLUDING CASH EQUIVALENTS

    ----------------------------------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder VIT Small Cap Index Fund


By:                                 /s/ Julian Sluyters
                                    -----------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 24, 2004
                                    -----------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder VIT Small Cap Index Fund

By:                                 /s/ Julian Sluyters
                                    -----------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 24, 2004
                                    -----------------------------------



By:                                 /s/ Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               November 24, 2004
                                    -----------------------------------